As filed with the Securities and Exchange Commission on April 4, 2013

1933 Act File No. 333-186970

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1   ☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Touchstone Funds Group Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100

Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, OH 45202

(Name and Address of Agent for Service)

Copies to:

John Ford, Esq.

Pepper Hamilton LLP

Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103

215-981-4009

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class  Y and Class Z  shares of beneficial interest, par value of $0.01 per share, of the Touchstone Ultra Short Duration Fixed Income Fund, a series of the Registrant.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on April 4, 2013, or as soon as practicable thereafter.

April 4, 2013

Touchstone Funds Group Trust

Touchstone Short Duration Fixed Income Fund

Dear Shareholder:

The Prospectus/Proxy Statement that accompanies this letter describes a proposed reorganization of the Touchstone Short Duration Fixed Income Fund (the “Short Fund”), a series of Touchstone Funds Group Trust (the “Trust”), into the Touchstone Ultra Short Duration Fixed Income Fund (the “Ultra Short Fund”), a separate series of the Trust (the “Reorganization”).  You are being asked to vote on this proposal. The Board of Trustees (the “Board”) of the Trust has approved the proposal and recommends that you vote FOR the proposal.

The Prospectus/Proxy Statement contains important details about the Ultra Short Fund’s investment objective, policies, management, and costs.  I urge you to take the time to review it carefully.  The Ultra Short Fund’s investment goal is identical to that of the Short Fund.  Your vote is important no matter how many shares you own.  I would like to answer some initial basic questions about the proposed Reorganization.

Why are you doing this?

Prospects for future growth of the Short Fund are limited given its comparative under-performance and relatively low asset levels.  Without the Reorganization it will not be economically practicable for Touchstone Advisors, Inc. (“Touchstone Advisors” or the “Advisor”) to continue to serve as the investment advisor to the Short Fund.

What will happen to my existing shares?

If shareholders of the Short Fund approve the Reorganization, your shares of the that Fund will be exchanged for shares of the Ultra Short Fund.  Therefore, in exchange for Class Y shares and Class Z shares of the Short Fund that you own at the time of the Reorganization, you will receive Class Y shares and Class Z shares, respectively, of the Ultra Short Fund.  The shares of the Ultra Short Fund that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of the Short Fund immediately prior to the Reorganization so that there will be no change in the value of your investment as a result of the Reorganization.

How will the fees compare?

Set forth below is a comparison of the expenses of the Class Y and Class Z shares of the Short Fund (as of September 30, 2012) and Class Y and Class Z shares of the Ultra Short Fund (as of September 30, 2012).  The Total Annual Fund Operating Expenses of the Short Fund are higher than those of the Ultra Short Fund.  Touchstone Advisors, the investment advisor to each Fund, has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses through January 29, 2014 for the Short Fund and through May 19, 2014 for the Ultra Short Fund.

TSF-1846-1304

The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for each Fund is presented below.

	Short Duration Fixed Income Fund Class Y	Ultra Short Duration Fixed Income Fund Class Y	Short Duration Fixed Income Class Z	Ultra Short Duration Fixed Income Fund Class Z
Management Fees	0.25%	0.25%	0.25%	0.25%
Total Other Expenses	0.45%	0.30%	0.69%	0.48%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.71%	0.56%	0.95%	0.74%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.50%	0.45%	0.75%	0.70%

Will I have to pay federal income taxes as a result of the Reorganization?

Shareholders are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares for shares of the Touchstone Ultra Short Duration Fixed Income Fund.  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.

What are my choices?

On the enclosed proxy card you have three options. You may vote YES, as the Board and management of the Trust recommends. You may vote NO.  Or you may ABSTAIN.  An abstention vote is not a neutral response; it is the equivalent of a No vote.  Approval of the Reorganization requires the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Short Fund.  The term “majority of the outstanding voting securities,” as defined in the Investment Company Act of 1940 and as used in this Prospectus/Proxy Statement, means:  the affirmative vote of the lesser of (i) 67% of the voting securities of the Short Fund present at a meeting if more than 50% of the outstanding voting securities of the Short Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Short Fund.  If the shareholders of the Short Fund do not approve the Plan, the Board may consider other possible courses of action in the best interest of shareholders.

Shares will be voted at a Special Meeting of Shareholders to be held at 10:00 a.m. Eastern Time, on May 13, 2013, at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio, 45202.  If you attend the meeting, you may vote your shares in person.  If you do not expect to attend the meeting, please complete, date, sign, and return the enclosed proxy card in the enclosed postage paid envelope. Or you may follow the instructions on your proxy card to call in your vote or vote through the Internet.

If you have any questions about the proxy card, please call the Trust at 1-800-543-0407.  If we do not receive your vote within a few days, you may be contacted by AST Fund Solutions, our proxy solicitor, who will remind you to vote.

Thank you for considering the proposal carefully.

Sincerely,

Jill T. McGruder

President

Touchstone Funds Group Trust

TOUCHSTONE FUNDS GROUP TRUST

303 BROADWAY, SUITE 1100

CINCINNATI, OHIO 45202

Touchstone Short Duration Fixed Income Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on May 13, 2013

To the Shareholders of the Touchstone Short Duration Fixed Income Fund:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the Touchstone Short Duration Fixed Income Fund of the Touchstone Funds Group Trust, will be held at the offices of the Touchstone Funds Group Trust, 303 Broadway, Suite 1100, Cincinnati, OH, 45202 on May 13, 2013 at 10:00 a.m. Eastern Time and any adjournments thereof (the “Special Meeting”) for the following purpose:

To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of the Touchstone Short Duration Fixed Income Fund (the “Short Fund”) by the Touchstone Ultra Short Duration Fixed Income Fund (the “Ultra Short Fund”), a series of the Touchstone Funds Group Trust, in exchange for shares of the Ultra Short Fund and the assumption by the Ultra Short Fund of the liabilities of the Short Fund.  The Plan also provides for pro rata distribution of shares of the Ultra Short Fund to shareholders of the Short Fund in liquidation and subsequent termination of the Short Fund.

The Board of Trustees has fixed the close of business on March 29, 2013 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

By order of the Board of Trustees

Jill T. McGruder
President
Touchstone Funds Group Trust

April 4, 2013

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.   SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Touchstone Funds Group Trust in validating your vote if you fail to sign your proxy card properly.

1.                                      Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.                                      Joint Accounts:  Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.                                      All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp. c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

PROSPECTUS/PROXY STATEMENT

Acquisition of Assets and Liabilities of

TOUCHSTONE SHORT DURATION FIXED INCOME FUND

a series of

Touchstone Funds Group Trust

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

By And In Exchange For Shares of

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND

a series of

Touchstone Funds Group Trust

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

April 4, 2013

This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of the Touchstone Short Duration Fixed Income Fund (the “Short Fund”) for consideration at a Special Meeting of Shareholders of Touchstone Funds Group Trust (the “Trust”) to be held on May 13, 2013 at 10:00 a.m. Eastern Time at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, OH, 45202, and any adjournments (the “Meeting”).  The statement of additional information, dated April 4, 2013, which relates to this Prospectus/Proxy Statement and the Reorganization (defined below), is available upon request and without charge by calling the Trust at (800) 543-0407, by writing to the Trust at P.O. Box 9878, Providence, RI 02940, or by downloading a copy from www.TouchstoneInvestments.com.

GENERAL

The Board of Trustees (the “Board”) of the Trust has approved the proposed reorganization of the Short Fund into the Touchstone Ultra Short Duration Fixed Income Fund (the “Ultra Short Fund”), a separate series of the Trust.  Each Fund is an open-end management investment company.  The Short Fund and the Ultra Short Fund are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and collectively as the “Funds”.

In the reorganization, all of the assets of the Short Fund will be transferred to the Ultra Short Fund in exchange for Class Y and Class Z shares of the Ultra Short Fund and the assumption by the Ultra Short Fund of all the liabilities of the Short Fund (the “Reorganization”).  If the Reorganization is approved by shareholders of the Short Fund, shares of the Ultra Short

Fund will be distributed to shareholders of the Short Fund in liquidation of the Short Fund, and the Short Fund will be terminated as a series of the Trust.  If you own Class Y shares of the Short Fund you will receive Class Y shares of the Ultra Short Fund.  If you own Class Z shares of the Short Fund you will receive Class Z shares of the Ultra Short Fund.  The total value of your investment will not change as a result of the Reorganization.  You will not incur any sales loads or similar transaction charges as a result of the Reorganization.  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.

Because you, as a shareholder of the Short Fund, are being asked to approve transactions that will result in you holding shares of the Ultra Short Fund, this Proxy Statement also serves as a Prospectus for the Ultra Short Fund. This Prospectus/Proxy Statement, which you should retain for future reference, contains important information about the Ultra Short Fund that you should know before voting or investing.  Please read it carefully.  Additional information concerning the Short Fund and the Ultra Short Fund is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (the “SEC”) and all of the documents described below are incorporated herein by reference (legally considered to be part of this Prospectus/Proxy Statement):

Information about the Short Fund:	How to Obtain this Information:

Annual Report of the Touchstone Funds Group Trust relating to the Fund for the year ended September 30, 2012

Copies are available upon request and without charge if you:

•      Write to the Touchstone Funds Group Trust at P.O. Box 9878, Providence, RI 02940; or

•      Call (800) 543-0407 toll-free.

•      Download from www.TouchstoneInvestments.com.

Information about the Ultra Short Fund:	How to Obtain this Information:

Prospectus of the Touchstone Funds Group Trust relating to the Fund dated January 30, 2013 as may be amended (the “Ultra Short Fund Prospectus”), which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of the Touchstone Funds Group Trust relating to the Fund dated January 30, 2013 as may be amended (the “Trust’s SAI”)

Annual Report of the Touchstone Funds Group Trust relating to the Fund for the fiscal year ended September 30, 2012

A copy is available upon request and without charge if you:

•      Write to the Touchstone Funds Group Trust at P.O. Box 9878, Providence, RI 02940; or

•      Call (800) 543-0407 toll-free.

•      Download from www.TouchstoneInvestments.com.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.  Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Ultra Short Fund:

•      is not a deposit of, or guaranteed by, any bank

•      is not insured by the FDIC, the Federal Reserve Board or any other government agency

•      is not endorsed by any bank or government agency

•      involves investment risk, including possible loss of your original investment

TABLE OF CONTENTS

SUMMARY	2
Why is the Reorganization being proposed?	2
What are the key features of the Reorganization?	2
After the Reorganization, what shares will I own?	2
How will the Reorganization affect me?	3
How does the Board recommend that I vote?	3
How do the Funds’ investment goals and principal investment strategies compare?	3
How do the Funds’ investment limitations compare?	5
How do the Funds’ fees and expenses compare?	8
How do the Funds’ performance records compare?	12
Will I be able to purchase, redeem, and exchange shares and receive distributions the same way?	14
Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization? What will the advisory fees be after the Reorganization?	14
Will the Ultra Short Fund have the same service providers as the Short Fund?	17
What will be the primary federal tax consequences of the Reorganization?	17
Will there be any repositioning costs?	17
RISKS	17
Are the risk factors for the Funds similar?	17
What are the primary risks of investing in each Fund?	17
Are there any other risks of investing in each Fund?	20
INFORMATION ABOUT THE REORGANIZATION	20
Reasons for the Reorganization	20
Agreement and Plan of Reorganization	22
Description of the Securities to be Issued	23
Federal Income Tax Consequences	23
Pro Forma Capitalization	25
Distribution of Shares	25
Purchase and Redemption Procedures	26
Exchange Privileges	26
Dividend Policy	26
INFORMATION ON SHAREHOLDERS’ RIGHTS	27
Form of Organization	27
Capitalization	27
Shareholder Liability	27
Shareholder Meetings and Voting Rights	27
Liquidation	28
Liability and Indemnification of Trustees	28
VOTING INFORMATION CONCERNING THE MEETING	29
Shareholder Information	30
Control Persons and Principal Holders of Securities	31
FINANCIAL STATEMENTS AND EXPERTS	32
LEGAL MATTERS	33
ADDITIONAL INFORMATION	33
ADDITIONAL INFORMATION ABOUT THE FUNDS	33
Buying and Selling Fund Shares	33
Payments to Broker-Dealers and Other Financial Intermediaries	33
CHOOSING A CLASS OF SHARES	34

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS	34
INVESTING WITH TOUCHSTONE	34
Purchasing Your Shares	34
Opening an Account	35
Investing in the Funds	35
Pricing of Purchases	37
Adding to Your Account	37
Purchases with Securities	38
Automatic Investment Options	38
Selling Your Shares	39
Signature Guarantees	41
Market Timing Policy	41
Receiving Sale Proceeds	42
Pricing of Fund Shares	43
DISTRIBUTION AND TAXES	44
Tax Information	44
OTHER BUSINESS	46
FINANCIAL HIGHLIGHTS	47
EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION	A-1

SUMMARY

This section summarizes the primary features and consequences of the Reorganization.  It may not contain all of the information that is important to you.  To understand the Reorganization, you should read this entire Prospectus/Proxy Statement and the exhibits.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Ultra Short Fund Prospectus, the Trust’s SAI and a form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

Touchstone Advisors, Inc. (“Touchstone Advisors” or the “Advisor”) believes that the Short Fund’s prospects for future growth are limited given its comparative under-performance.  In addition, the Advisor believes that the Short Fund currently lacks the asset levels needed to effectively distribute the Fund.  Therefore, the Advisor does not anticipate the Short Fund’s asset levels increasing materially.  The Management Fees for the two Funds are the same, but the Total Annual Fund Operating Expenses of the Short Fund are higher than those of the Ultra Short Fund.  The Ultra Short Fund has received higher Morningstar ratings as well as superior rankings versus its respective Morningstar category peers as compared with the Short Fund for the one-, three-, five-, and ten-year periods ended December 31, 2012.  The Board of the Trust believes that the Reorganization is in the best interests of the Short Fund’s shareholders.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization.  A description of the Reorganization is set out in the Plan, a form of which is attached as Exhibit A.  The Plan generally provides for the following:

•                                          the transfer of all of the assets of the Short Fund to the Ultra Short Fund in exchange for shares of the Ultra Short Fund;

•                                          the assumption by the Ultra Short Fund of all of the liabilities of the Short Fund;

•                                          the termination of the Short Fund subsequent to the distribution of shares of the Ultra Short Fund to the Short Fund’s shareholders in complete liquidation of the Short Fund; and

•                                          the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about May 20, 2013.

After the Reorganization, what shares will I own?

Shareholders owning Class Y shares of the Short Fund will own Class Y shares of the Ultra Short Fund.  Shareholders owning Class Z shares of the Short Fund will own Class Z shares of the Ultra Short Fund.  The new shares you receive will have the same total value as your shares of the Short Fund as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will benefit you for the reasons stated below, although no assurance can be given that the Reorganization will result in any such benefits.  After the Reorganization, operating efficiencies may be achieved by the Ultra Short Fund because it will have a greater level of combined assets than the Short Fund.  As of January 31, 2013, the Short Fund and the Ultra Short Fund’s total net assets were approximately $99 million and $599 million, respectively.  The Reorganization could lead to operating efficiencies and lower operating costs for the Funds’ shareholders due to the Ultra Short Fund having lower Total Annual Fund Operating Expenses than those of the Short Fund.

After the Reorganization, the Short Fund will cease to exist and the value of your shares will depend on the performance of the Ultra Short Fund.  Neither the Funds nor the shareholders will bear any costs of the Meeting, this proxy solicitation, or any adjourned session.  All of the costs of the Reorganization will be paid by Touchstone Advisors.

Like the Short Fund, the Ultra Short Fund will declare investment income, if any, daily and distribute it monthly to its shareholders.  The Ultra Short Fund will distribute net realized capital gains, if any, at least annually.  These dividends and distributions will continue to be reinvested in the same class of shares of the Ultra Short Fund you receive in the Reorganization or, if you have so elected, distributed in cash or invested in other funds of the Trust.

Although Touchstone Advisors is the advisor to both Funds, the Funds do have different sub-advisors.  The Ultra Short Fund is sub-advised by Fort Washington Investment Advisors, Inc. (“Fort Washington”), an affiliate of Touchstone Advisors, while the Short Fund is sub-advised by Longfellow Investment Management Co. (“Longfellow”) (together with Fort Washington, the “Sub-Advisors”).  After the Reorganization, the Ultra Short Fund will continue to be sub-advised by Fort Washington.

THE BOARD RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

How does the Board recommend that I vote?

The Board of the Trust, including the Trustees who are not “interested persons” (the “Disinterested Trustees”), as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interest of the shareholders of the Short Fund and that their interests will not be diluted in value as a result of the Reorganization.  Accordingly, the Board has submitted the Plan for the approval of shareholders of the Short Fund and recommend a vote for the Reorganization.

The Board has also approved the Plan on behalf of the Ultra Short Fund.

How do the Funds’ investment goals and principal investment strategies compare?

The investment goal of each Fund is identical.  Both Funds seek maximum total return consistent with the preservation of capital. The investment goal of each Fund is non-

fundamental, which means that it may be changed by vote of the Board without shareholder approval.

In addition, the investment strategies of each Fund are substantially similar.  Under each Fund’s principal investment strategy, each Fund invests at least 80% of its assets in fixed-income securities.  Each Fund invests in a diversified portfolio of investment-grade debt securities that are identical, except that the Ultra Short Fund’s principal investments also include commercial mortgage-backed securities, municipal bonds and certain cash equivalent securities.

Under normal market conditions, the Short Fund seeks to maintain an effective duration between one and three years, while the Ultra Short Fund seeks to maintain an effective duration of one year or less.  Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates.  For example, assume the Fund purchases a Company W&S bond at 100% of par and the bond yields 8%. If the bond price increases to 101.5% of par when yields fall 0.10% (10 basis points) and the price falls to 99.5% of par when yields rise by 0.10% (10 basis points), then the bond’s effective duration is 10.00.  This means that for every 1.00% (100 basis point) change in interest rates, the bond’s price will change by 10.00%. The lower the effective duration, the lower the risk associated with changes in interest rates.

The following table describes the investment goal and principal investment strategies of the Short Fund and the Ultra Short Fund.

	Short Fund	Ultra Short Fund

Investment Goal	Maximum total return consistent with the preservation of capital.	Maximum total return consistent with the preservation of capital.

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in fixed-income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, mortgage-backed securities, and asset-backed securities. The Fund invests only in investment-grade debt securities and does not invest in non-investment grade (i.e. “high yield”) debt securities. Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not

The Fund invests, under normal market conditions, at least 80% of its assets in fixed-income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds, and cash equivalent securities including repurchase agreements and commercial paper. The Fund invests only in investment-grade debt securities and does not invest in non-investment grade (i.e.

available, deemed to be of comparable quality by the sub-advisor, Longfellow.

In selecting investments for the Fund, Longfellow chooses fixed-income securities that it believes are attractively priced relative to the market or to similar instruments. While the Fund may invest in securities of any maturity, Longfellow seeks to maintain an effective duration for the Fund between one and three years under normal market conditions. A sector or security holding may be reduced if it becomes overvalued or if there is a change in the underlying fundamentals. Longfellow may sell a security if another security is more attractive.

“high yield”) debt securities. Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington.

In selecting investments for the Fund, Fort Washington chooses fixed-income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the “effective duration” of the Fund’s entire portfolio. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.

How do the Funds’ investment limitations compare?

The investment limitations of the Funds are identical.  The Funds’ fundamental investment limitation cannot be changed without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.  The following table compares the fundamental investment limitations of the Ultra Short Fund and the Short Fund.

	Short Fund	Ultra Short Fund

Diversification

With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Concentration	Invest more than 25% of the Fund’s assets in securities issued by companies in a single industry or related group of industries.	Invest more than 25% of the Fund’s assets in securities issued by companies in a single industry or related group of industries.

Borrowing Money

The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

Underwriting	The Fund may not Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.	The Fund may not Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

Loans

The Fund may not make loans to other persons except through the lending of its portfolio securities, provided that this limitation does not apply to the purchase of debt securities and loan participations and/or engaging in direct corporate loans or repurchase agreements in accordance with its investment objectives and policies.  The loans cannot exceed 33 1/3% of a Fund’s assets.  A Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted to the Fund by the SEC.

For example, at a minimum, a Fund will not make any such loans unless all requirements regarding common control and ownership of Fund shares are met.

The Fund may not make loans to other persons except through the lending of its portfolio securities, provided that this limitation does not apply to the purchase of debt securities and loan participations and/or engaging in direct corporate loans or repurchase agreements in accordance with its investment objectives and policies.  The loans cannot exceed 33 1/3% of a Fund’s assets.  A Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted to the Fund by the SEC.

For example, at a minimum, a Fund will not make any such loans unless all requirements regarding common control and ownership of Fund shares are met.

Real Estate and Commodities

The Fund may not purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The Fund may not purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

Senior Securities	The Fund may no issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.	The Fund may no issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

In addition to the fundamental limitations listed above, both Funds provide the following descriptions of certain provisions of the 1940 Act, which may assist investors in understanding the above policies and restrictions:

1. Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

2. Borrowing. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

3. Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4. Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements that are collateralized fully; and (iii) engage in securities lending as described in its Statement of Additional Information.

5. Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

How do the Funds’ fees and expenses compare?

The Short Fund currently offers two classes of shares: Class Y and Class Z.  The Ultra Short Fund currently offers five classes of shares: Class A, Class C, Class Y, Institutional Class, and Class Z.  The Short Fund Class Y shareholders will receive Class Y shares of the Ultra Short Fund while the Short Fund Class Z shareholders will receive Class Z shares of the Ultra Short Fund.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds.  The tables also show the various costs and expenses that investors in the Short Fund will bear as shareholders of the Ultra Short Fund.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

The fees and expenses for the shares of the Short Fund and the Ultra Short Fund set forth in the following tables and in the examples are based on the expenses for the Short Fund and the Ultra Short Fund as of September 30, 2012.

Shareholder Fees (fees paid directly from your investment)

	Short Fund Class Y	Ultra Short Fund Class Y	Ultra Short Fund Class Y Pro Forma After Reorganization
Wire Redemption Fee	Up to $15	Up to $15	Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Short Fund Class Y		Ultra Short Fund Class Y		Ultra Short Fund Class Y Pro Forma After Reorganization
Management Fees	0.25%		0.25%		0.25%
Total Other Expenses	0.45%		0.30%		0.31%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	0.71%		0.56%		0.57%
Fee Waiver and/or Expense Reimbursement	(0.21	)%(1)	(0.11	)%(1)	(0.12	)%(1)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.50%		0.45%		0.45%

(1)         Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.49% and 0.44% for the Short Fund and Ultra Short Fund, respectively. The expense limitation for the Short Fund will remain in effect until at least January 29, 2014.  The expense limitation for the Ultra Short Fund will remain in effect until at least May 19, 2014.  Both expense limitations can be terminated by a vote of the Board of Trustees of each Fund if they deem the termination to be beneficial to the shareholders.

Shareholder Fees (fees paid directly from your investment)

	Short Fund Class Z	Ultra Short Fund Class Z	Ultra Short Fund Class Z Pro Forma After Reorganization
Wire Redemption Fee	Up to $15	Up to $15	Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Short Fund Class Z		Ultra Short Fund Class Z		Ultra Short Fund Class Z Pro Forma After Reorganization
Management Fees	0.25%		0.25%		0.25%
Total Other Expenses	0.69%		0.48%		0.48%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	0.95%		0.74%		0.74%
Fee Waiver and/or Expense Reimbursement	(0.20	)%(1)	(0.04	)%(1)	(0.04	)%(1)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.75%		0.70%		0.70%

(1)         Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.74% and 0.69% for the Short Fund and Ultra Short Fund, respectively. The expense limitation for the Short Fund will remain in effect until at least January 29, 2014.  The expense limitation for the Ultra Short Fund will remain in effect until at least May 19, 2014.  Both expense limitations can be terminated by a vote of the Board of Trustees of each Fund if they deem the termination to be beneficial to the shareholders.

The examples are intended to help you compare the cost of investing in the Short Fund versus the Ultra Short Fund and the Ultra Short Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that all expense limitations remain in effect for a one year period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Examples of Fund Expenses

	Short Fund

	One Year	Three Years	Five Years	Ten Years
Class Y	$51	$206	$374	$863

	Ultra Short Fund

	One Year	Three Years	Five Years	Ten Years
Class Y	$46	$168	$302	$691

	Ultra Short Fund Pro Forma After Reorganization

	One Year	Three Years	Five Years	Ten Years
Class Y	$46	$170	$306	$700

	Short Fund

	One Year	Three Years	Five Years	Ten Years
Class Z	$77	$283	$506	$1,148

	Ultra Short Fund

	One Year	Three Years	Five Years	Ten Years
Class Z	$72	$233	$408	$915

	Ultra Short Fund Pro Forma After Reorganization

	One Year	Three Years	Five Years	Ten Years
Class Z	$72	$233	$408	$915

Portfolio Turnover:  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance.  During the period ended September 30, 2012, the Ultra Short Fund’s and the Short Fund’s portfolio turnover rates were 169% and 42%, respectively, of the average value of their portfolios.

How do the Funds’ performance records compare?

Year-by-Year Total Return (%)

The bar charts and performance tables below illustrate some of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with a broad measure of market performance (the Barclays Capital 1-3 Year U.S. Treasury Index for the Short Fund and the BoA Merrill Lynch Three-Month U.S. Treasury Bill Index and BoA Merrill Lynch 1-Year Treasury Note Index for the Ultra Short Fund).  The bar charts do not reflect any sales charges, which would reduce your return.  The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Short Duration Fixed Income Fund – Class Z Total Return as of December 31

Best Quarter:  3rd Quarter 2009 +7.77%       Worst Quarter:  2nd Quarter 2004 -0.75%

The year-to-date return for the Fund’s Class Z shares as of March 31, 2013 is 0.18%.

Ultra Short Duration Fixed Income Fund — Class Z Total Return as of December 31

Best Quarter:  3rd Quarter 2006 1.95%        Worst Quarter:  3rd Quarter 2008 -0.24%

The year-to-date return for the Fund’s Class Z shares as of March 31, 2013 is 0.20%.

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are for Class Z shares only and after tax returns for Class Y shares will vary.

Average Annual Total Return (for the period ended 12/31/2012)

	1 Year	5 Years	10 Years
Short Duration Fixed Income Fund — Class Z
Return Before Taxes	1.98%	2.99%	3.02%
Return After Taxes on Distributions	1.32%	1.92%	1.82%
Return After Taxes on Distributions and Sale of Fund Shares	1.28%	1.93%	1.87%
Barclays Capital 1-3 Year U.S. Treasury Index	0.51%	2.49%	2.83%
Short Duration Fixed Income Fund — Class Y
Return Before Taxes	2.23%	3.18%	3.11%

	1 Year	5 Years	10 Years
Ultra Short Duration Fixed Income Fund — Class Z
Return Before Taxes	1.82%	1.78%	2.48%
Return After Taxes on Distributions	1.07%	0.80%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares	1.18%	0.95%	1.47%
BoA Merrill Lynch Three-Month U.S. Treasury Bill Index	0.11%	0.52%	1.78%
BoA Merrill Lynch 1-Year Treasury Note Index	0.24%	1.42%	2.19%
Ultra Short Duration Fixed Income Fund — Class Y
Return Before Taxes	1.92%	1.80%	2.49%

Will I be able to purchase, redeem, and exchange shares and receive distributions the same way?

The Ultra Short Fund shares are sold in a continuous offering and are offered to the public, and may be purchased through securities dealers or directly from the Funds’ underwriter, Touchstone Securities, Inc. (“Touchstone Securities”).  In the proposed Reorganization, the Short Fund shareholders will receive shares of the Ultra Short Fund and will be able to purchase, redeem and exchange shares and receive distributions the same way as they currently do with respect to their shares of the Short Fund.

Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?  What will the advisory fees be after the Reorganization?

Management of the Funds

The overall management of each Fund is the responsibility of, and is supervised by, the Board of the Trust.

Advisor

Touchstone Advisors is the investment advisor of both Funds.  Pursuant to an Investment Advisory Agreement with the Trust, Touchstone Advisors selects each Fund’s sub-advisor, subject to approval by the Board of Trustees.  Touchstone Advisors pays the fees to each sub-advisor and monitors each sub-advisor’s investment program.  Touchstone Advisors is a wholly-owned subsidiary of Western & Southern Mutual Holding Company (“Western & Southern”).  Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to the sub-advisors, custodian, transfer agent, sub-administrative agent, or other parties.

Facts about Touchstone Advisors:

•                  As of December 31, 2012, Touchstone Advisors had assets under management of approximately $14.8 billion.

•                  Touchstone Advisors is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

For each Fund, Touchstone Advisors has received an order from the SEC that permits it, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements, or amend existing sub-advisory agreements without first obtaining shareholder approval. Each Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with each Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more funds.

Sub-Advisors

Longfellow is a SEC-registered investment advisor located at 20 Winthrop Square, Boston, MA 02110.  Longfellow serves as sub-advisor to the Touchstone Short Duration Fixed Income Fund. As sub-advisor, Longfellow makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2012, Longfellow had approximately $5.3 billion in assets under management.

Fort Washington, an affiliate of Touchstone Advisors, is a SEC-registered investment advisor located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202.  Fort Washington serves as sub-advisor to the Touchstone Ultra Short Duration Fixed Income Fund. As sub-advisor, Fort Washington makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2012, Fort Washington had approximately $44.7 billion in assets under management.

After the Reorganization, Fort Washington will continue to serve as the sub-advisor to the Ultra Short Fund.

Portfolio Management of the Short Fund

Barbara J. McKenna, CFA, Principal and Portfolio Manager, has over 20 years of fixed-income investment experience. Ms. McKenna joined Longfellow in 2005.  Prior to joining Longfellow, from 2001 to 2005, Ms. McKenna was a director and senior portfolio manager at State Street Research, responsible for managing $14 billion of institutional fixed-income accounts. As director of corporate bond strategy, she was responsible for directing and leading the implementation of corporate bond strategy across all mandates.

David W. Seeley, CFA, Principal and Portfolio Manager, is one of Longfellow’s founders and has over 25 years of investment experience. Longfellow was founded in 1986.

John E. Villela, CFA, Principal, Portfolio Manager, and Senior Analyst, has over 15 years of investment industry experience. Prior to joining Longfellow in 2005, Mr. Villela was a portfolio analyst at State Street Research & Management Company from 2003 to 2005, where he focused on credit assets and short/intermediate duration accounts. From 1999 to 2003, Mr. Villela was a trader at Standish Mellon Asset Management, specializing in credit, asset backed securities, and government and fixed-income derivatives. He also formerly worked at Lehman Brothers and HSBC Securities, Inc.

Portfolio Management of the Ultra Short Fund

Scott D. Weston, Vice President and Senior Portfolio Manager, joined Fort Washington in September 1999. He is also Fort Washington’s lead sector specialist in mortgage-backed and asset-backed securities. Mr. Weston is a graduate of the University of Utah with a BS in Finance and the University of Cincinnati with an MBA in Finance. He has investment experience dating back to 1992.

Brent A. Miller, CFA, Portfolio Manager, joined Fort Washington in June 2001. He became a portfolio manager in 2008 and was an assistant portfolio manager prior to 2008.

Mr. Miller graduated Magna Cum Laude from the University of Evansville with a BS in Mathematics. He has investment experience dating back to 1999.

After the Reorganization, the Fort Washington portfolio managers will continue to serve as the portfolio managers to the Ultra Short Fund.  With respect to the Fort Washington portfolio managers, the Trust’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in his managed Fund.

Advisory Fees

For its management and supervision of the daily business affairs of the Short Fund, Touchstone Advisors receives a monthly fee at the annual rate of 0.25% of the Short Fund’s average daily net assets.  The annual fee rate paid to Touchstone Advisors by the Fund for the fiscal year ended September 30, 2012, net of advisory fees waived by Touchstone Advisors, if any, was 0.25%.  Touchstone Advisors pays sub-advisory fees to the sub-advisor from its advisory fee.

For its management and supervision of the daily business affairs of the Ultra Short Fund, Touchstone Advisors receives a monthly fee at the annual rate of 0.25% of the Ultra Short Fund’s average daily net assets.   The annual fee rate paid to Touchstone Advisors by the Fund for the fiscal year ended September 30, 2012, net of advisory fees waived by Touchstone Advisors, if any, was 0.25%.  Touchstone Advisors pays sub-advisory fees to the sub-advisor from its advisory fee.

The Trust and Touchstone Advisors have entered into an expense limitation agreement whereby the Short Fund’s total operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will be contractually limited until at least January 29, 2014 and will not exceed 0.49% and 0.74% for Class Y shares and Class Z shares, respectively.

The Trust and Touchstone Advisors have also entered into an expense limitation agreement whereby the Ultra Short Fund’s total operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will be contractually limited until at least May 19, 2014 and will not exceed 0.44% and 0.69% for Class Y shares and Class Z shares, respectively.

Advisory and Sub-Advisory Agreement Approval

A discussion of the basis for the Board’s approval of the Short Fund’s and the Ultra Short Fund’s advisory and sub-advisory agreements can be found in the Trust’s September 30, 2012 Annual Report.

Will the Ultra Short Fund have the same service providers as the Short Fund?

The Funds have the same investment advisor, administrator, accounting agent, transfer agent, and principal underwriter, which will continue in their capacities after the Reorganization.  The Funds have different sub-advisors, and the Ultra Short Fund’s current sub-advisor, Fort Washington, will continue to act in such capacity after the Reorganization.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Ultra Short Fund and the Short Fund will have each received an opinion from the law firm of Pepper Hamilton LLP that the Reorganization intends to qualify as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, it is believed that no gain or loss generally will be recognized by the Short Fund or the Ultra Short Fund or their respective shareholders. The amount of the Short Fund’s capital loss carryforwards available to offset capital gains of the Ultra Short Fund in any given year following the Reorganization may be substantially limited and the expiration of these carryforwards will be accelerated by one year as a consequence of the Reorganization.  See “Information About the Reorganization-Federal Income Tax Consequences” for more information on the federal tax consequences of the Reorganization.

Will there be any repositioning costs?

Although the Short Fund and the Ultra Short Fund have similar investment goals and investment strategies, it is expected that a portion of the securities held by the Short Fund may be sold after the Reorganization takes place as the Ultra Short Fund’s portfolio managers align or reposition the portfolio with the Ultra Short Fund’s investment strategy.  The estimated transaction costs anticipated to be incurred in connection with the sale of such portfolio securities following the Reorganization is $200,000, or approximately a 3 basis point impact on the Ultra Short Fund’s asset base.

RISKS

Are the risk factors for the Funds similar?

Yes.  The risk factors are similar due to the identical investment objectives and comparable investment strategies of the Short Fund and the Ultra Short Fund.  However, there  are some important differences.  The Ultra Short Fund has three principal risks that are not principal risks of the Short Fund:  Municipal Securities Risk, Repurchase Agreement Risk, and Portfolio Turnover Risk.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks.  There is no assurance that the investment performance of either the Short Fund or the Ultra Short Fund will be positive or that the Funds will meet their investment objective.  You could lose money on your investment in the Funds and the Funds could also return less than other investments.  The following discussions highlight the principal risks associated with an investment in each of the Funds.

Each Fund is subject to Credit Risk.

The securities in each Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

Each Fund is subject to Prepayment Risk.

The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Each Fund is subject to Interest Rate Risk.

As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed-income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal.

Each Fund is subject to Investment-Grade Debt Securities Risk.

Investment-grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Each Fund is subject to Mortgage-Backed Securities Risk.

Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Each Fund is subject to Asset Backed Securities Risk.

Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

Each Fund is subject to Management Risk.

The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the Sub-Advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Each Fund is subject to U.S. Government Agencies Securities Risk.

Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

The Ultra Short Fund is subject to Municipal Securities Risk.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, the ongoing issues facing the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.

The Ultra Short Fund is subject to Repurchase Agreement Risk.

Under all repurchase agreements entered into by the Fund, the Fund’s Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate. Repurchase agreements are considered loans by the Fund.

The Ultra Short Fund is subject to Portfolio Turnover Risk.

The Fund may sell its securities, regardless of the length of time that they have been held, if the sub-advisor determines that it would be in such Fund’s best interest to do so.  These transactions will increase the Fund’s “portfolio turnover.”  High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

Are there any other risks of investing in each Fund?

Each Fund is subject to Securities Lending Risk.

The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of the Trust, including a requirement that the Funds must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund’s securities lending agent will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Other Risks

Each Fund may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions.  This strategy may be inconsistent with the Fund’s principal investment goals and strategies, and could result in lower returns and loss of market opportunities.

The Funds have other investment policies, practices, and restrictions.  Additional information relating to the Funds’ investment policies, practices, restrictions, and risks is set forth in their prospectuses and the Trust’s SAI.

Although the Funds have identical investment objectives and comparable investment strategies, it is expected that a portion of the securities held by the Short Fund will be sold in connection with the Reorganization in order to comply with the investment policies and practices of the Ultra Short Fund.  To the extent such sales occur prior to the Reorganization, the transaction costs will be borne by the Short Fund. To the extent such sales occur following the Reorganization, the transaction costs will be borne by the Ultra Short Fund. Such costs will be ultimately borne by the respective Funds’ shareholders.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

At a regular meeting held on February 21, 2013, the Board of the Trust, including the Disinterested Trustees, considered and approved the Reorganization, determined that the

Reorganization was in the best interests of shareholders of the Short Fund and the Ultra Short Fund, and that the interests of existing shareholders of the Funds will not be diluted in value as a result of the transactions contemplated by the Reorganization.

In evaluating the Reorganization, the Board requested and reviewed, with assistance of independent legal counsel, materials furnished by the Advisor.  These materials included written information regarding operations and financial conditions of the Funds and principal terms and conditions of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for the Short Fund and its shareholders.

The Board noted that the Ultra Short Fund will have identical investment objectives and comparable investment strategies to those of the Short Fund.

The Trustees reviewed the historical performance record of each Fund and also noted that the Ultra Short Fund has received higher Morningstar ratings as well as superior rankings versus its respective Morningstar category peers as compared with the Short Fund for the one-, three-, five-, and ten-year periods ended December 31, 2012.  The Board also reviewed year-to-date performance information for the Funds.

The Board was also advised that as of December 31, 2012, the Short Fund had net assets of approximately $91.6 million, while the Ultra Short Fund had net assets of approximately $573.4 million.  If the Reorganization is approved, the Funds’ combined assets could lead to operating efficiencies and lower operating costs for the Funds’ shareholders.  Accordingly, by reorganizing the Short Fund into the Ultra Short Fund, shareholders would enjoy a greater asset base over which fund expenses may be spread.  The Board also reasoned that the Reorganization would likely result in lower expenses to the Short Fund shareholders due to the Ultra Short Fund having lower Total Annual Fund Operating Expenses.

In addition, the Board considered, among other things:

•                  the terms and conditions of the Reorganization;

•                  the investment advisory and other fees paid by the Funds and the projected expense ratios of the Ultra Short Fund as compared with those of the Short Fund;

•                  that the expenses of the Reorganization would not be borne by the Short Fund’s shareholders;

•                  the investment personnel, expertise, and resources of each sub-advisor;

•                  the identical investment objectives and comparable investment strategies of the Funds;

•                  the fact that the Ultra Short Fund will assume all of the liabilities of the Short Fund;

•                  the fact that the management fee of the Ultra Short Fund is the same as that of the Short Fund;

•                  the benefits to shareholders, including operating efficiencies, which may be achieved from the Reorganization;

•                  the anticipated tax-free nature of the Reorganization for the Short Fund and its shareholders; and

•                  alternatives available to shareholders of the Short Fund, including the ability to redeem their shares.

During their consideration of the Reorganization, the Board of the Trust met with counsel to the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganization would be in the best interests of the Short Fund and its shareholders.  Consequently, it approved the Plan and directed that the Plan be submitted to shareholders of the Short Fund for approval.

The Board of the Trust, including the Disinterested Trustees, have also approved the Plan on behalf of the Ultra Short Fund.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of the Short Fund will be acquired by the Ultra Short Fund in exchange for Class Y shares and Class Z shares of the Ultra Short Fund and the assumption by the Ultra Short Fund of all of the liabilities of the Short Fund immediately prior to the opening of business on May 20, 2013 or such other date as may be agreed upon by the parties (the “Closing Date”).  Prior to the Closing Date, the Short Fund will endeavor to discharge all of its known liabilities and obligations.  The Short Fund will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the NYSE, typically 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the “Valuation Date”).

At or prior to the Valuation Date, for tax reasons, the Short Fund will declare any dividends or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Short Fund’s shareholders all of the Short Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Short Fund’s net tax exempt income, if any, and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional Class Y and Class Z shares of the Ultra Short Fund to be received by the shareholders of the Short Fund will be determined by multiplying the number of outstanding Class Y and Class Z shares of the Short Fund by a ratio which shall be computed by dividing the net asset value per share of the Class Y and Class Z shares of the Short Fund by the net asset value per share of the Class Y and Class Z shares of the Ultra Short Fund.  These computations will take place as of the Valuation Date.

BNY Mellon Investment Servicing (US) Inc., the accounting agent of the Funds, will compute the value of each Fund’s respective portfolio of securities.  The method of valuation employed will be consistent with the procedures set forth in the Declaration of Trust, the Funds’ prospectuses, and the Trust’s SAI.

As soon after the Closing Date as conveniently practicable, the Short Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of the Ultra Short Fund received by the Short Fund.  The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Short Fund’s shareholders on the Ultra Short Fund’s share records of its transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the Ultra Short Fund due to the Short Fund’s shareholders.  All issued and outstanding shares of the Short Fund will be canceled.  Shares of the Ultra Short Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued.  After these distributions and the winding up of its affairs, the Short Fund will be terminated.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by the Short Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel.  Notwithstanding approval by the Short Fund’s shareholders, the Plan may be terminated (a) by the mutual agreement of the Short Fund and the Ultra Short Fund or (b) at or prior to the Closing Date by either party (1) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date, if not cured within 30 days, or (2) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

Whether or not the Reorganization is consummated, Touchstone Advisors will bear the expenses incurred by the Short Fund and the Ultra Short Fund in connection with the Reorganization (including the cost of proxy solicitation).

If the Short Fund’s shareholders do not approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Description of the Securities to be Issued

Shareholders of the Short Fund as of the Closing Date will receive full and/or fractional shares of the Ultra Short Fund shares in accordance with the procedures provided for in the Plan, as described above.  The Ultra Short Fund shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code (the “IRS Code”).  As a condition to the closing of the Reorganization, the Ultra Short Fund and the Short Fund will have each received an opinion from Pepper Hamilton LLP to the effect that, on the basis of the existing provisions of the IRS Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

(a)    The transfer of all of the Short Fund assets in exchange solely for the Ultra Short Fund shares and the assumption by the Ultra Short Fund of all of the liabilities of the Short Fund followed by the distribution of the Ultra Short Fund shares to the Short Fund shareholders in dissolution and liquidation of the Short Fund will constitute a “reorganization” within the meaning of Section 368(a) of the IRS Code, and the Ultra Short Fund and the Short Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the IRS Code;

(b)    No gain or loss will be recognized by the Ultra Short Fund upon the receipt of all of  the assets of the Short Fund solely in exchange for the Ultra Short Fund Shares and the assumption by the Ultra Short Fund of all of the liabilities of the Short Fund;

(c)    No gain or loss will be recognized by the Short Fund upon the transfer of all of the Short Fund assets to the Ultra Short Fund solely in exchange for the Ultra Short Fund Shares and the assumption by the Ultra Short Fund of all of the liabilities of the Short Fund or upon the distribution (whether actual or constructive) of the Ultra Short Fund Shares to Short Fund shareholders in exchange for their shares of the Short Fund.

(d)    No gain or loss will be recognized by the Short Fund shareholders upon the exchange of the Short Fund shares for the Ultra Short Fund shares in liquidation of the Short Fund;

(e)    The aggregate tax basis for the Ultra Short Fund shares received by each of the Short Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Short Fund shares held by such shareholder immediately prior to the Closing, and the holding period of the Ultra Short Fund shares received by each Short Fund shareholder will include the period during which the Short Fund shares exchanged therefore were held by such shareholder (provided the Short Fund shares were held as capital assets on the date of the Closing); and

(f)    The tax basis of the Short Fund assets acquired by the Ultra Short Fund will be the same as the tax basis of such assets to the Short Fund immediately prior to the Closing, and the holding period of the assets of the Short Fund in the hands of the Ultra Short Fund will include the period during which those assets were held by the Short Fund.

Pepper Hamilton will express no opinion as to (1) the effect of the Reorganization on (A) the Short Fund or the Ultra Short Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Short Fund shareholder or Ultra Short Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Short Fund or the Ultra Short Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the IRS Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Short Fund and the Ultra Short Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything in the Plan to the contrary, neither the Ultra Short Fund nor the Short Fund may waive the conditions set forth above.

In addition, as of September 30, 2012, the Short Fund had capital loss carryforwards of $96,050, $1,027,850, $852,134, $295,319, $1,193,230, $7,423, and $2,269.  These amounts are scheduled to expire in 2013, 2014, 2015, 2016, 2017, 2018, and 2019, respectively.  In addition, the fund also has $92,293 of Short Term and $74,003 of Long Term capital loss carryforwards with no expiration date.  The amount of the Short Fund’s capital loss carryforwards calculated as of the date of the Reorganization available to offset the Ultra Short Fund’s capital gains in any given year following the Reorganization will be substantially limited and the expiration of these carryforwards will be accelerated by one year as a consequence of the Reorganization.

Pro Forma Capitalization

The following table sets forth the capitalization of the Short Fund and the Ultra Short Fund, and the capitalization of the Ultra Fund on a pro forma basis as of the record date giving effect to the proposed acquisition of assets at net asset value.

	Short Fund	Ultra Short Fund	Pro Forma Adjustments(1)		Ultra Short Fund (pro forma)
Class Y
Net Assets	54,903,758	190,514,929			245,418,687
Shares Outstanding	5,589,668	19,929,705	153,403	(2)	25,672,776
Net Asset Value Per Share	9.82	9.56			9.56
Class Z
Net Assets	37,312,206	338,668,694			375,980,900
Shares Outstanding	3,797,133	35,425,541	105,817	(2)	39,328,491
Net Asset Value Per Share	9.83	9.56			9.56

(1) Touchstone Advisors will bear 100% of the Reorganization expenses.  As a result there are no pro forma adjustments to net assets.

(2) Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Short Fund’s shareholder accounts based on the relative value of its and the Ultra Fund’s net asset value per share.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

Touchstone Securities is the principal underwriter of the Funds and, as such, is the exclusive agent for distribution of the Funds’ shares.  Touchstone Securities sells shares of the Funds in a continuous offering both directly and through financial advisors and financial intermediaries or through processing organizations.  Touchstone Securities allows concessions to dealers who sell shares of the Funds.  Touchstone Securities receives the portion of the sales charge that is not reallowed to dealers and retains the entire sales charge on all direct investments and accounts with no designated dealer of record.  Touchstone Securities is a wholly owned subsidiary of Western & Southern and an affiliate of Touchstone Advisors.

The Ultra Short Fund offers Class A, Class C, Class Y, Institutional Class, and Class Z shares.  Class A, Class C, and Institutional Class shares are not involved in the Reorganization.

Neither Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class Y and Class Z shares.  As a result, no distribution fees are paid out of these class assets.  Other classes may pay a distribution fee.

In the proposed Reorganization, Class Y shareholders of the Short Fund will receive Class Y shares of the Ultra Short Fund and Class Z shareholders of the Short Fund will receive Class Z shares of the Ultra Short Fund.  Class Y and Class Z shares of the Ultra Short Fund will be issued at net asset value upon consummation of the Reorganization.

More detailed descriptions of the Ultra Short Fund Class Y and Class Z shares are contained in the Ultra Short Fund’s Prospectus and the Trust’s SAI.

Purchase and Redemption Procedures

The Class Y and Class Z shares of each Fund have the same purchase and redemption procedures. Class Y and Class Z shares of the Funds have a minimum initial purchase requirement of $2,500.  The minimum subsequent purchase requirement for each Fund is $50.  For more information, see “Purchasing Your Shares” below.  Each Fund’s shares may be redeemed by telephone, Internet, mail, or wire; or through accounts with certain brokers and other financial institutions.  Payments for redemptions of shares of each Fund are sent within seven days (normally within 3 business days) after receipt of a proper redemption request.  Each Fund reserves the right to redeem in-kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash.  Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the section entitled “Additional Information about the Funds.”  The Funds reserve the right to reject any purchase order.

Exchange Privileges

The Class Y and Class Z shares of each Fund have the same exchange privileges. Shareholders may exchange Class Y and Class Z shares of the Funds for shares of the same class of another Touchstone Fund. Shareholders may also exchange Class Y or Class Z shares of the Funds for non-Institutional Class shares of any Touchstone money market fund. There is no exchange fee for exchanging of shares.  Additional information concerning the Funds’ exchange privileges is contained in the section entitled “Additional Information about the Funds.”

Dividend Policy

Each Fund has the same dividend distribution policy.  Each Fund intends to distribute all of its income and capital gains.  Each Fund declares investment income, if any, daily and distributes it monthly to shareholders.  Distributions of capital gains, if any, will be paid at least annually.

If shareholders of the Short Fund have elected to have their dividends or distributions reinvested then that election will apply to the Ultra Short Fund after the Reorganization.  If shareholders of the Short Fund have elected to receive dividends or distributions in cash then that election will also apply to the Ultra Short Fund after the Reorganization.  Shareholder may change their elections before or after the Reorganization.

The Funds have each qualified to be treated as a regulated investment company under the IRS Code.  To remain qualified as a regulated investment company, the Funds must, among other things, distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the IRS Code.  While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders of record, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

The Trust is a SEC-registered, open-end management investment company that continuously offers shares to the public.  The Trust is organized as a Delaware statutory trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees, and by applicable Delaware and federal law.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest of one or more series.  The Declaration of Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Board, all without shareholder approval.  Fractional shares may be issued by each Fund.

The Short Fund offers two classes of shares: Class Y and Class Z.  The Ultra Short Fund offers five classes of shares: Class A, Class C, Class Y, Institutional Class, and Class Z shares.  Shares of the classes represent an equal proportionate interest in the Fund.  Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Board.

Shareholders of each Fund vote separately, by Fund, as to matters that affect only their particular Fund, such as changes in fundamental investment restrictions, approval of or amendments to investment advisory agreements or proposed mergers.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations.  To the extent that a Trust or a shareholder is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability.  To guard against that risk, the Trust’s Declaration of Trust states that neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust has any power to bind personally any shareholder nor to call upon any shareholder for payment of any sum of money or assessment whatsoever other than such as the shareholder may personally agree to pay.  If any shareholder (or former shareholder) is exposed to liability by reason of a claim or demand relating to his or her being or having been a shareholder and not because of his or her acts or omissions, the shareholder (or former shareholder) is entitled to be held harmless from and indemnified out of the assets of the applicable series of the Trust against all loss and expense arising from such claim or demand.

Shareholder Meetings and Voting Rights

The Trust is not required to hold an annual meeting of shareholders, and it does not currently intend to hold regular shareholder meetings.

For the Trust, except when a larger quorum is required by applicable law, the Trust’s By-Laws or the Trust’s Declaration of Trust, 40% of the shares entitled to vote constitute a quorum at a shareholder’s meeting.  When any one or more series (or classes) is to vote as a single class separate from any other shares, 40% of the shares of each such series (or classes) entitled to vote constitute a quorum at a shareholder meeting of that series.  Any shareholder meeting may be adjourned by a majority of the votes cast upon the question of adjourning a meeting to another date and time whether or not a quorum is present.  When a quorum is present, a majority of the shares voted will decide any questions and a plurality will elect a trustee except when a larger vote is required by the Trust’s Declaration of Trust, By-Laws or applicable law.  A shareholder meeting for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or (ii) upon the demand of shareholders owning 10% or more of the shares of the Trust in the aggregate.  Cumulative voting is not permitted in the election of Trustees of the Trust.  A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by vote of a majority of the then Trustees.  Under the Declaration of Trust of the Trust, each whole share of beneficial interest of a Fund is entitled to one vote, and each fractional share is entitled to a proportionate vote.  The Declaration of Trust provides that the Board of Trustees may, to the extent consistent with applicable law, cause the Trust or a Fund to be merged or consolidated with another trust or company, provided such merger or consolidation is authorized by vote of a majority of the outstanding shares of the Trust or any affected series, as applicable.

Liquidation

In the event of the liquidation of either the Trust or a Fund, the shareholders of the Trust or the Fund are entitled to receive, when and as declared by the Board, the excess of the assets belonging to the Trust or the Fund over the liabilities belonging to the Trust or the Fund.  In either case, the assets so distributable to shareholders of the liquidating Fund will be distributed among the shareholders in proportion to the number of shares of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

The Declaration of Trust provides that no Trustee or officer shall be liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust nor for the act or omission of any other Trustee except for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties involved in the conduct of his or her office.  The Trust, out of its assets, will indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his or her duties as a Trustee unless he or she would otherwise be subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The foregoing is only a summary of the material characteristics of the operations of the Trust’s Declaration of Trust, By-Laws, and Delaware law.  The summary is not a complete description of those documents or laws.  Shareholders should refer to the provisions of the Trust’s Declaration of Trust and By-Laws directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

This Prospectus/Proxy Statement is being sent to shareholders of the Short Fund in connection with a solicitation of proxies by the Board of the Trust, to be used at the Meeting to be held at 10:00 a.m. Eastern Time, May 13, 2013, at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio, 45202, and at any adjournments thereof.  This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Short Fund on or about April 12, 2013.

The Board of the Trust has fixed the close of business on March 29, 2013 as the record date (the “Record Date”) for determining the shareholders of the Short Fund entitled to receive notice of the Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Meeting or any adjournment thereof.

In voting for the Reorganization, each shareholder of the Short Fund is entitled to one vote for each full share owned and a fractional vote for each fractional share held.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, or by attending the Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with their specifications or, in the absence of such specifications, FOR approval of the Plan and the Reorganization.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by telephone, vote through the Internet, or attend in person.  (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.  Instructions for telephone and Internet voting are set forth on the proxy card.)

If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the named proxies will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.

Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

Approval of the Reorganization requires the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Short Fund.  The term “majority of the outstanding voting securities,” as defined in the 1940 Act and as used in this Prospectus/Proxy Statement, means:  the affirmative vote of the lesser of (i) 67% of the voting securities of the Short Fund present at a meeting if more than 50% of the outstanding voting securities of the Short Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Short Fund.  Forty percent of the shares entitled to vote constitutes a quorum.

Proxy solicitations will be made primarily by mail, but beginning on or about April 12, 2013 proxy solicitations may also be made by telephone or personal solicitations by officers and employees of Touchstone Advisors, its affiliates, or other representatives of the Short Fund (who will not be paid for their soliciting activities).  In addition, proxy solicitations may be made by AST Fund Solutions, the Short Fund’s proxy solicitor.  The estimated cost of the proxy solicitation is approximately $5504.  The costs of solicitation will be paid by Touchstone Advisors whether or not the Reorganization is approved by shareholders.

Proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum and will have the effect of being counted as votes against the Reorganization.

If shareholders of the Short Fund do not vote to approve the Reorganization, the Board of the Trust will consider other possible courses of action in the best interests of shareholders, including liquidation of the Fund.  If sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting.

A shareholder of the Short Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Trust’s Declaration of Trust to demand payment for, or an appraisal of, his or her shares.  Shareholders should be aware that the Reorganization as proposed is not intended to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the Ultra Short Fund that they receive in the transaction at their then-current net asset value.  Shares of the Short Fund may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the Short Fund should consult their tax advisors as to the tax consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

The Trust does not hold annual shareholder meetings.  If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.  Please advise the Short Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to be supplied to the beneficial owners of the respective shares.

Shareholder Information

The shareholders of the Short Fund at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the Short Fund owned as of the Record Date.  As of the Record Date, the total number of shares of the Short Fund outstanding and entitled to vote was as follows:

Number of Shares
Short Fund Class Y	5,540,986.094
Short Fund Class Z	3,454,461.009

As of the Record Date, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of the Short Fund.

Control Persons and Principal Holders of Securities

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of Class Y shares or Class Z shares of the Funds:

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Class	Percentage Ownership of Combined Fund after the Reorganization(1)
Short Fund	TOUCHSTONE GROWTH ALLOCATION FUND 303 BROADWAY ST STE 1100 CINCINNATI, OHIO 45202*	Class Y	509,882.206	9.20%	1.83	%*, **
	TOUCHSTONE MODERATE GROWTH ALLOCATION FUND 303 BROADWAY ST STE 1100 CINCINNATI, OHIO 45202*	Class Y	867,925.037	15.66%	3.12	%*, **
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY, NJ 07311	Class Y	1,027,587.464	18.55%	3.69%
	TOUCHSTONE BALANCED ALLOCATION FUND 303 BROADWAY ST STE 1100 CINCINNATI, OHIO 45202*	Class Y	1,337,146.552	24.13%	4.80	%*, **
	TOUCHSTONE CONSERVATIVE ALLOCATION FUND 303 BROADWAY ST STE 1100 CINCINNATI, OHIO 45202*	Class Y	1,548,961.779	27.95%	5.56	%*, **
	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 200 LIBERTY ST ONE WORLD FINCL CTR	Class Z	513,088.756	14.85%	9.28%
	CHARLES SCHWAB CO INC. 101 MONTGOMERY ST SAN FRANCISCO CA 94104	Class Z	2,559,224.628	74.08%	49.30%

Ultra Short Fund	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET SAINT LOUIS MO 63103	Class Y	1,779,532.288	7.77%	6.23%
	MLPF & S THE SOLE BENEFIT OF FOR ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST - 2ND FLOOR JACKSONVILLE FL 32246	Class Y	5,763,775.205	25.18%	20.17%
	NATIONAL FINANCIAL SERVICES CORP 200 LIBERTY ST ONE WORLD FIN CNTR ATTN MUTUAL FUNDS DEPT 5TH FLOOR NEW YORK, NY 10281	Class Y	8,052,785.542	35.18%	28.18%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 200 LIBERTY ST ONE WORLD FINCL CTR NEW YORK, NY 10281	Class Z	2,932,031.196	8.69%	9.28%
	UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310	Class Z	7,918,057.265	23.48%	21.24%
	CHARLES SCHWAB CO 101 MONTGOMERY ST SAN FRANCISCO CA 94104	Class Z	15,748,291.107	46.69%	49.30%

(1) On a pro forma basis assuming that the value of the shareholder’s interest in the Fund on the date of the consummation of the Reorganization is the same as the record date.

*Indicates that shares are held beneficially.

**The Touchstone Conservative Allocation Fund, the Touchstone Balanced Allocation Fund, the Touchstone Moderate Growth Allocation Fund, and the Touchstone Growth Allocation Fund (the “Asset Allocation Funds”) are each structured as a fund-of-funds. Pursuant to the proxy voting policies of Touchstone Advisors, the Asset Allocation Funds vote their shares in the same proportion as the votes of all other shareholders in that underlying Touchstone Fund.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to the Short Fund and Ultra Short Fund for the fiscal year ended September 30, 2012 and the financial statements and financial highlights for the same period, have been incorporated by reference in reliance upon the report of Ernst & Young LLP, independent registered public accounting firm, and upon the authority of Ernst & Young as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Ultra Short Fund’s Shares will be passed upon by Pepper Hamilton LLP, located at 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Buying and Selling Fund Shares

Minimum Investment Requirements for Class Y shares and Class Z shares

	Initial	Additional
	Investment	Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading.  Class Y shares are available only through financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone Securities.  Class Z shares are available only through a financial intermediary or financial institutions such as retirement plans, fee based platforms and brokerage accounts.  You may purchase or sell shares of the Fund directly from Touchstone Securities or through your financial advisor.  For more information about buying and selling shares see the section “Investing with Touchstone” below or call 1.800.543.0407.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of

Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

CHOOSING A CLASS OF SHARES

Class Y Shares

Class Y and Class Z shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class Y and Class Z shares are not subject to a 12b-1 fee or CDSC future purchases.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Dealer Compensation.  Touchstone Securities, the Trust’s principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers.  Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds.  Touchstone Securities reviews and makes changes to the focused distribution strategy on a continual basis.  These payments are generally based on a pro rata share of a dealer’s sales.  Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.  Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities.  Touchstone Advisors may also reimburse Touchstone Securities for making these payments.

INVESTING WITH TOUCHSTONE

Choosing the Appropriate Investments to Match Your Goals.  Investing well requires a plan.  We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

Purchasing Your Shares

Class Y shares are available through certain financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone Securities.

Class Z shares are available through a financial intermediary or financial institutions such as retirement plans, fee based platforms, and brokerage accounts (who may impose transaction charges in addition to those described in this prospectus).  Class Z shares are not available directly from Touchstone Securities and may not be available through certain financial intermediaries who do not have appropriate agreements in place with Touchstone Securities.

Investor Alert:  Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds that it regards as disruptive to efficient portfolio management.  For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.  (See “Market Timing Policy” in this Prospectus/Proxy Statement.) Touchstone Securities may change these initial and additional investment minimums at any time.

Opening an Account

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you.  We may also ask to see your driver’s license or other identifying documents.  If we do not receive these required pieces of information, there will be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified.  However, if we are unable to completely verify your identity through our verification process, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time (“ET”)), on the day that your account is closed.  If we close your account because we are unable to completely verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Investing in the Funds

Through your financial advisor

•                  You may open an account through your financial advisor.

Through your financial institution

•                  You may invest in certain share classes by establishing an account through financial institutions that have appropriate selling agreements with Touchstone Securities.

•                  Your financial institution will act as the shareholder of record of your shares.

•                  Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

•                  Financial institutions may designate intermediaries to accept purchase and sales orders on the Funds’ behalf.

•                  Your financial institution may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates.

•                  Before investing in the Funds through your financial institution, you should read any materials provided by your financial institution together with this Prospectus/Proxy Statement.

By exchange

•               You should carefully review the disclosure provided in the Prospectus/Proxy Statement relating to the exchanged-for shares before making an exchange of your Fund shares.

•                  You may realize taxable gain if you exchange shares of a Fund for shares of another Fund.  See “Tax Information” for more information and the tax consequences of such an exchange.

Through retirement plans

You may invest in certain Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

Individual Retirement Plans

•                  Traditional Individual Retirement Accounts (“IRAs”)

•                  Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)

•                  Spousal IRAs

•                  Roth Individual Retirement Accounts (“Roth IRAs”)

•                  Coverdell Education Savings Accounts (“Education IRAs”)

•                  Simplified Employee Pension Plans (“SEP IRAs”)

Employer Sponsored Retirement Plans

•                  Defined benefit plans

•                  Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)

•                  457 plans

Special Tax Consideration

To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone Securities at 1.800.543.0407 or contact your financial advisor.

Through a processing organization

You may purchase shares of the Funds through a “processing organization,” (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers.  Some of the Touchstone Funds have authorized certain processing organizations (“Authorized Processing Organizations”) to receive purchase and sales orders on their behalf.  Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus/Proxy Statement.  You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf.  If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk.  When shares are purchased with an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone Securities.  The Authorized Processing Organization may:

• Charge a fee for its services

• Act as the shareholder of record of the shares

• Set different minimum initial and additional investment requirements

• Impose other charges and restrictions

• Designate intermediaries to accept purchase and sales orders on the Funds’ behalf

Touchstone Securities considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form.  These orders will be priced based on the Fund’s NAV or offering price (which is NAV plus any applicable sales charge), if applicable, next computed after such order is received in proper form by an Authorized Processing Organization, or its authorized designee.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone Securities.  Certain Authorized Processing Organizations may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone Securities in a timely manner.

Pricing of Purchases

We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received.  Direct purchase orders received by Touchstone Securities, an Authorized Processing Organization, financial advisor or financial institution, by the close of the regular session of trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. ET, are processed at that day’s public offering price.  Direct purchase orders received by Touchstone Securities, an Authorized Processing Organization, financial advisor or financial institution, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at the public offering price next determined on the following business day.  It is the responsibility of the financial institution, financial advisor or Authorized Processing Organization to transmit orders that will be received by Touchstone Securities in proper form and in a timely manner.

Adding to Your Account

By check

•                  Complete the investment form provided at the bottom of a recent account statement.

•                  Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

•                  Write your account number on the check.

•                  Either: (1) Mail the check with the investment form to Touchstone Securities; or (2) Mail the check directly to your financial advisor or financial institution at the address printed on your account statement. Your financial advisor or financial institution is responsible for forwarding payment promptly to Touchstone Securities.

•                  If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

By wire

•                  Contact Touchstone Securities, your financial advisor or your financial institution for further instructions.

•                  Contact your bank and ask it to wire federal funds to Touchstone Securities. Specify your name and account number when remitting the funds.

•                  Your bank may charge a fee for handling wire transfers.

•                  Purchases in the Funds will be processed at that day’s NAV (or public offering price, if applicable) if Touchstone Securities receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

By exchange

•                  You may add to your account by exchanging shares from another Touchstone Fund.

•                  For information about how to exchange shares among the Touchstone Funds, see “Opening an Account - By exchange” in this Prospectus/Proxy Statement.

Purchases with Securities

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund’s investment goal and is otherwise acceptable to Touchstone Advisors.

Special Tax Consideration

You should consult with your tax advisor as to the federal income tax consequences to you upon your transfer of securities to a Fund in exchange for Fund shares.

Automatic Investment Options

The various ways that you can automatically invest in the Funds are outlined below.  Touchstone Securities does not charge any fees for these services.  For further details about these services, call Touchstone Securities at 1.800.543.0407.  If you hold your shares through a financial institution or Authorized Processing Organization, please contact them for further details on automatic investment options.

Automatic Investment Plan. You can pre-authorize monthly investments in a Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this.  Amounts that are automatically invested in a Fund will not be available for redemption until three business days after the automatic reinvestment.

Reinvestment/Cross Reinvestment.  Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge.  Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application.  You may also choose to have your dividends or capital gains paid to you in cash. Dividends are taxable whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment.  In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Direct Deposit Purchase Plan. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds.

Dollar Cost Averaging. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis.  You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other.  The applicable sales charge, if any, will be assessed.

Selling Your Shares

You may sell some or all of your shares on any day that the Fund calculates its NAV.  If your request is received by Touchstone Securities, an Authorized Processing Organization, financial advisor or financial institution, in proper form by the close of regular trading on the NYSE (usually 4:00 p.m. ET), you will receive a price based on that day’s NAV for the shares you sell.  Otherwise, the price you receive will be based on the NAV that is next calculated.

Through Touchstone Securities - By telephone

•                  You can sell or exchange your shares over the telephone, unless you have specifically declined this option.  If you do not wish to have this ability, you must mark the appropriate section of the investment application.  You may only sell shares over the telephone if the amount is less than $100,000.

•                  To sell your Fund shares by telephone, call Touchstone Securities at 1.800.543.0407.

•                  Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

•                  If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day.  Otherwise it will occur on the next business day.

•                  Interruptions in telephone service could prevent you from selling your shares by telephone when you want to.  When you have difficulty making telephone sales, you should mail to Touchstone Securities (or send by overnight delivery), a written request for the sale of your shares.

•                  In order to protect your investment assets, Touchstone Securities will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone Securities will not be liable, in those cases.  Touchstone Securities has certain procedures to confirm that telephone instructions are genuine.  If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions.  Some of these procedures may include:

•                  Requiring personal identification

•                  Making checks payable only to the owner(s) of the account shown on Touchstone Securities’ records

•                  Mailing checks only to the account address shown on Touchstone Securities’ records

•                  Directing wires only to the bank account shown on Touchstone Securities’ records

•                  Providing written confirmation for transactions requested by telephone

•                  Digitally recording instructions received by telephone

Through Touchstone Securities - By mail

•                  Write to Touchstone Securities.

•                  Indicate the number of shares or dollar amount to be sold.

•                  Include your name and account number.

•                  Sign your request exactly as your name appears on your investment application.

•                  You may be required to have your signature guaranteed (See “Signature Guarantees” in this Prospectus/Proxy Statement for more information).

Through Touchstone Securities - By wire

•                  Complete the appropriate information on the investment application.

•                  You may be charged a fee of up to $15 by the Fund or Fund’s Authorized Processing Organization for wiring redemption proceeds. You may also be charged a fee by your bank.

•                  Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

•                  Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction.  Contact Touchstone Securities for more information.

Through Touchstone Securities - Through a systematic withdrawal plan

•                  You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

•                  Withdrawals can be made monthly, quarterly, semiannually or annually.

•                  There is no fee for this service.

•                  There is no minimum account balance required for retirement plans.

Special Tax Consideration

Systematic withdrawals may result in the sale of your shares at a loss or may result in taxable investment gains.

Through your financial advisor, financial institution or Authorized Processing Organization

•                  You may also sell shares by contacting your financial advisor, financial institution or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor, financial institution or, if applicable, the Authorized Processing Organization.

•                  Your financial advisor, financial institution or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone Securities in proper form and in a timely manner.

•                  Your financial institution may charge you a fee for selling your shares.

•                  Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

Special Tax Consideration

Selling your shares may cause you to incur a taxable gain or loss.

Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone Securities’ records.

Signature Guarantees

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee.  A Medallion Signature Guarantee helps protect you against fraud.  You can obtain one from most banks or securities dealers, but not from a notary public.  Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to:

•                  Proceeds to be paid when information on your account has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

•                  Proceeds are being sent to an address other than the address of record

•                  Proceeds or shares are being sent/transferred from unlike registrations such as a joint account to an individual’s account

•                  Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

•                  Proceeds or shares are being sent/transferred between accounts with different account registrations

Market Timing Policy

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs.  The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders.  The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders.  The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading.  If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder’s accounts.  While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders.  However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or (ii) made more than 2 “round-trip” exchanges within a rolling 90 day period.  A “round-trip” exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund.  If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder’s exchange privileges and subsequent exchange requests during the suspension will not be processed.  The Funds may also restrict or refuse to process purchases by the shareholder.  These exchange limits and excessive trading policies generally do not apply to purchases and redemptions of money market funds (except in situations where excessive trading may have a detrimental or disruptive effect on share prices or portfolio management of these funds), systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed.  If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with certain financial intermediaries.  Under these agreements, a financial intermediary is obligated to:  (1) enforce during the term of the agreement, the Funds’ market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.  When information regarding transactions in the Funds’ shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading.  The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

Receiving Sale Proceeds

Touchstone Securities will forward the proceeds of your sale to you (or to your financial advisor, Authorized Processing Organization or financial institution) within 7 days (normally within 3 business days) after receipt of a proper request.

Proceeds Sent to Financial Advisors, Authorized Processing Organizations or Financial Institutions.  Proceeds that are sent to your financial advisor, Authorized Processing Organization or financial institution will not usually be reinvested for you unless you provide specific instructions to do so.  Therefore, the financial advisor, Authorized Processing Organization or financial institution may benefit from the use of your money.

Special Tax Consideration

You should contact your tax advisor to discuss the tax implications of using the Reinstatement Privilege.

Delay of Payment.  It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.  These circumstances can occur:

•                  When the NYSE is closed on days other than customary weekends and holidays

•                  When trading on the NYSE is restricted

•                  During any other time when the SEC, by order, permits.

Redemption in Kind.  Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities including federal income tax. Until such time as the shareholder sells the securities they receive in kind, the securities are subject to market risk.

Pricing of Fund Shares

Each Fund’s share price (also called “NAV”) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open.  Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding.  Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone, Securities an Authorized Processing Organization or financial institution.

The Funds’ equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction).  The Funds may use pricing services to determine market value for investments.  Some specific pricing strategies follow:

•                  All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined as fair value.

•                  Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Funds, any foreign securities held by a Fund will be priced as follows:

•                  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

•                  Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange.  However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

•                  Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund’s NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees.  Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  The Funds may use fair value pricing under the following circumstances, among others:

•                  If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•                  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•                  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•                  If the validity of market quotations is not reliable.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price.  The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of the Fund’s NAV is calculated based on the NAV of that mutual fund.  The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTION AND TAXES

Special Tax Consideration

You are urged and advised to consult your tax advisor to address your own tax situation and the impact an investment in a Fund will have on your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains.  The Short Fund and Ultra Short Fund declare investment income, if any, daily and distribute it monthly to shareholders.  Each Fund makes distributions of capital gains, if any, at least annually. If you own shares on a Fund’s distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payments, you must notify the Funds in writing or by phone prior to the date of distribution. Your election will be effective for dividends and distributions paid after we receive your notice. To cancel your election, simply send written notice to Touchstone Investments, P.O. Box 9878, Providence, RI 02940, or by overnight mail to Touchstone Investments, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581, or call Touchstone Securities at 1.800.543.0407. If you hold your shares through a financial institution, you must contact it to elect cash payment. If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Tax Information

General. The Funds intend to qualify annually to be treated as regulated investment companies under the Code.  As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a regulated investment company: (1) such Fund will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35%; and (2) distributions from such Fund’s earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and the 15% non-corporate shareholder long-term capital gain rate for taxable years beginning prior to January 1, 2013; and after January 1, 2013, the long-term capital gain rate is 20% for individuals with taxable income in excess of $400,000 ($450,000 if married and filing jointly) and 15% (0% for individuals in lower tax brackets) for individuals with taxable income of less than the threshold amounts.

Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Dividends are taxable whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.  Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).  After January 1, 2013, the long-term capital gain rate is 20% for individuals with taxable income in excess of $400,000 ($450,000 if married and filing jointly), 15% (0% for individuals in lower tax brackets) for individuals with taxable income of less than the threshold amounts, and 0% for individuals in lower tax brackets.  Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.  For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.  After January 1, 2013, the long-term capital gain rate is 20% for individuals with taxable income in excess of $400,000 ($450,000 if married and filing jointly), 15% (0% for individuals in lower tax brackets) for individuals with taxable income of less than the threshold amounts.

Sale or Exchange of Shares.  It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Touchstone Fund.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction.  Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset.  The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund.  Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss.  Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Special Tax Consideration

For federal income tax purposes, an exchange of shares in one Fund for shares of another Fund is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

Medicare Contribution Tax.  Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains.  If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding.  A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  The current backup withholding rate is 28%.

State and Local Income Taxes. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders.  Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund.  This Prospectus/Proxy Statement does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund.  Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.  You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in the Funds.  You are urged and advised to consult your own tax advisor regarding the effects of an investment in the Funds on your tax situation.

OTHER BUSINESS

The Trustees of the Touchstone Funds Group Trust do not intend to present any other business at the Meeting.  If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF THE TOUCHSTONE FUNDS GROUP TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

FINANCIAL HIGHLIGHTS

Touchstone Short Duration Fixed Income Fund and Touchstone Ultra Short Duration Fixed Income Fund

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years, or if shorter, the period of each Fund’s operation. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The financial highlights for each Fund were audited by Ernst and Young LLP (“E&Y”), an independent registered public accounting firm. The report of E&Y along with each Fund’s financial statements and related notes appear in the Funds’ 2012 Annual Report. You can obtain the Annual Report, which contains more performance information, at no charge by calling 1.800.543.0407.

Touchstone Short Duration Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Year Ended September 30,	Period Ended September 30,
2012	2011	2010	2009 (A)
Net asset value at beginning of period	$9.81	$9.97	$9.95	$9.79
Income (loss) from investment operations:
Net investment income	0.18	(B)	0.23	0.32	0.13
Net realized and unrealized gains (losses) on investments	0.06	(0.10)	0.03	0.16
Total from investment operations	0.24	0.13	0.35	0.29
Distributions from:
Net investment income	(0.23)	(0.29)	(0.33)	(0.13)
Net asset value at end of period	$9.82	$9.81	$9.97	$9.95
Total return	2.49%	1.37%	3.61%	3.02	% (C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$54,904	$1,164	$767	$592
Ratio to average net assets:
Net expenses	0.49%	0.49%	0.49%	0.48	% (D)
Gross expenses	0.70%	1.43%	3.98%	1.49	% (D)
Net investment income	1.84%	2.31%	3.22%	3.03	% (D)
Portfolio turnover rate	42%	48%	45%	79%

(A) Represents the period from commencement of operations (May 4, 2009) through September 30, 2009.

(B) Per share amounts for the year or period are calculated based on average outstanding shares.

(C) Not annualized.

(D) Annualized.

Touchstone Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

Year Ended September 30,
2012	2011	2010	2009	2008
Net asset value at beginning of period	$9.81	$9.96	$9.94	$9.59	$9.81
Income (loss) from investment operations:
Net investment income	0.16	(A)	0.21	0.29	0.32	0.45
Net realized and unrealized gains (losses) on investments	0.07	(0.09)	0.04	0.35	(0.22)
Total from investment operations	0.23	0.12	0.33	0.67	0.23
Distributions from:
Net investment income	(0.21)	(0.27)	(0.31)	(0.32)	(0.45)
Net asset value at end of period	$9.83	$9.81	$9.96	$9.94	$9.59
Total return	2.34%	1.22%	3.36%	7.13%	2.36%
Ratios and supplemental data:
Net assets at end of period (000’s)	$37,312	$40,111	$43,411	$43,749	$46,989
Ratio to average net assets:
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Gross expenses	0.94%	0.96%	1.04%	0.96%	0.94%
Net investment income	1.60%	2.12%	2.94%	3.24%	4.60%
Portfolio turnover rate	42%	48%	45%	79%	25%

(A) Per share amounts for the year or period are calculated based on average outstanding shares.

Touchstone Ultra Short Duration Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Period Ended September 30, 2012 (A)
Net asset value at beginning of period	$9.57
Income (loss) from investment operations:
Net investment income	0.08
Net realized and unrealized gains on investments	0.01
Total from investment operations	0.09
Distributions from:
Net investment income	(0.10)
Net asset value at end of period	$9.56
Total return	0.97	% (B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$190,515
Ratio to average net assets:
Net expenses	0.44	% (C)
Gross expenses	0.55	% (C)
Net investment income	1.65	% (C)
Portfolio turnover rate	169	% (D)

(A) Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.

(B) Not annualized.

(C) Annualized.

(D) Portfolio turnover excludes the purchase and sales of the Acquired Funds (See the Fund’s Annual Report).  If these transactions were included, portfolio turnover would have been higher

Touchstone Ultra Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2012		2011	2010	2009	2008
Net asset value at beginning of period	$9.58		$9.68	$9.66	$9.74	$10.08
Income (loss) from investment operations:
Net investment income	0.14		0.15	0.18	0.32	0.47
Net realized and unrealized gains (losses) on investments	0.06		(0.04)	0.06	(0.07)	(0.34)
Total from investment operations	0.20		0.11	0.24	0.25	0.13
Distributions from:
Net investment income	(0.22)		(0.21)	(0.22)	(0.33)	(0.47)
Net asset value at end of period	$9.56		$9.58	$9.68	$9.66	$9.74
Total return	2.10%		1.12%	2.49%	2.60%	1.26%
Ratios and supplemental data:
Net assets at end of period (000’s)	$338,669		$346,131	$236,650	$108,552	$143,837
Ratio to average net assets:
Net expenses	0.64%		0.69%	0.69%	0.69%	0.69%
Gross expenses	0.73%		0.78%	0.81%	0.85%	0.82%
Net investment income	1.45%		1.39%	1.69%	3.41%	4.72%
Portfolio turnover rate	169	% (A)	144%	119%	15%	56%

(A)  Portfolio turnover excludes the purchase and sales of the Acquired Funds (See the Fund’s Annual Report).  If these transactions were included, portfolio turnover would have been higher

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 22 day of February, 2013, between the Touchstone Ultra Short Duration Fixed Income Fund (the “Acquiring Fund”) a series of the Touchstone Funds Group Trust (the “Trust”) and the Touchstone Short Duration Fixed Income Fund (the “Acquired Fund”), a series of the Trust.  The   Trust is a Delaware statutory trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

WHEREAS, the following chart shows (i) the Acquired Fund and its classes of shares and (ii) the Acquiring Fund with its classes of shares:

Acquired Fund	Acquiring Fund
Touchstone Short Duration Fixed Income Fund, a series of TFGT	Touchstone Ultra Short Duration Fixed Income Fund, a series of TFGT
Class Y	Class Y
Class Z	Class Z

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (iii) the distribution, after the Closing Date hereinafter defined, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.  The parties intend that the Reorganization shall qualify as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “IRS Code”).

WHEREAS, the Acquired Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted in value as a result of the transactions contemplated herein;

WHEREAS, the Board of Trustees of the Trust, including a majority of the Independent Trustees, have determined that it is in the best interests of the Acquired Fund to exchange all of its assets and liabilities for Acquiring Fund Shares (as defined below) and that the interests of the shareholders of the Acquired Fund and the Acquiring Fund will not be diluted in value as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR

THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND

LIABILITIES AND LIQUIDATION OF THE SELLING FUND

1.1          THE EXCHANGE.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and

(ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2          ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.  The Acquired Fund reserves the right to sell any securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3          LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4          LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5          OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Acquired Fund as described in paragraph 4.1(p).

1.6          TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7          REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8          TERMINATION.  The Trust shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1          VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day preceding the Closing Date (such time and date being hereinafter called the

“Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2          VALUATION OF SHARES.  The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share of the Acquiring Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3          SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s assets shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2.  Shareholders of record of Class Y Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Class Y Shares of the Acquiring Fund and shareholders of record of Class Z Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Class Z Shares of the Acquiring Fund.

2.4          DETERMINATION OF VALUE.  All computations of value shall be made by   BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1          CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about May 20, 2013 or such other date as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 8:00 a.m. EST at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2          EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3          TRANSFER AGENT’S CERTIFICATE.  The Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1          REPRESENTATIONS OF THE ACQUIRED FUND.  The Acquired Fund represents and warrants to the Acquiring Fund as follows:

(a)    The Acquired Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)    The Acquired Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c)    The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)    The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)    The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f)    Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)    The audited financial statements of the Acquired Fund dated September 30, 2012 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h)    Since September 30, 2012, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i)     At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)     For each fiscal year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k)    The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code);

(l)     All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

(m)  At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(n)    The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund and, subject to approval by the Acquired Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)    The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p)    The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the meeting of the shareholders of the Acquired Fund to approve this Agreement and the transactions contemplated hereby.  The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Acquired Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2          REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

(a)    The Acquiring Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)    The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)    The current prospectus and statement of additional information, as of the date of the Prospectus/Proxy Statement, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)    The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)    Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)    The audited financial statements of the Acquiring Fund dated September 30, 2012 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)    Since September 30, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)  At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i)     For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(j)     All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.  The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k)    The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)     The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)  The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(n)    The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(o)    The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1          OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2          APPROVAL BY SHAREHOLDERS.  The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3          INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4          ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5          FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6          TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the IRS Code.  Except as otherwise expressly provided in this Agreement, neither the Trust, the Acquired Fund, nor the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the IRS Code.  At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Pepper Hamilton LLP to render the tax opinion contemplated in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1          All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1          All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by The Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2          The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE SELLING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1          This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Agreement and Declaration of Trust, By-Laws, the 1940 Act, and other applicable law and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2          On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3          All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4          The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5          The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders all of the Acquired Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.6          Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(a)    The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund and the issuance of the Acquiring Fund Shares, followed by the distribution by the Acquired Fund in liquidation of such Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, all as provided in the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the IRS Code, and the Acquired

Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the IRS Code;

(b)    Under IRS Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders in liquidation, as contemplated in the Agreement

(c)    Under IRS Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Acquired Fund solely in exchange for the assumption of the liabilities of the Acquired Fund and the issuance of the Acquiring Fund Shares as contemplated in the Agreement;

(d)    Under IRS Code Section 362(b), the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(e)    Under IRS Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(f)    Under IRS Code Section 354, no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares in the Reorganization;

(g)    Under IRS Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefore;

(h)    Under IRS Code Section 1223(1), an Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund Shares exchanged therefor were held, provided that the Acquired Fund Shareholder held the Acquired Fund Shares as a capital asset on the date of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund Shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the IRS Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1          Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc. the investment advisor to the Trust.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c)

registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund Shareholders are residents as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1        The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2        The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1        This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)    of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)    a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust, or its Trustees or officers, to the other party, but Touchstone Advisors, Inc., shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of shareholders of the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such Acquired Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3        This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5        With respect to the Trust, the names used herein refer respectively to the trusts created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, respectively, which are hereby referred to and are also on file at the principal offices of  the Trust.  The obligations of  Trust entered into in the name or on behalf thereof by any of the Trustees, representatives, or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust’s property, as applicable, and all persons dealing with the Acquired Fund and the Acquiring Fund must look solely to the trust property belonging to the Acquired Fund and the Acquiring Fund for the enforcement of any claims against the Acquired Fund and the Acquiring Fund, respectively.

THE REMAINDER OF THIS PAGE HAS BEEN LEFT INTENTIONALLY BLANK

IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

TOUCHSTONE FUNDS GROUP TRUST, on behalf of each of its separate series reflected on Exhibit A

By:

Name:	Terrie Wiedenheft

Title:	Treasurer

For purposes of 9.1 only:

TOUCHSTONE ADVISORS, INC.

By:

Name:	Terrie Wiedenheft

Title:	SVP & CFO

By:

Name:	Steve Graziano

Title:	President

EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, a series of TOUCHSTONE FUNDS GROUP TRUST, and its Classes of Shares	Acquiring Fund, a series of TOUCHSTONE FUNDS GROUP TRUST, and its Class of Shares
Touchstone Short Duration Fixed Income Fund	Touchstone Ultra Short Duration Fixed Income Fund
Class Y	Class Y
Class Z	Class Z

STATEMENT OF ADDITIONAL INFORMATION

April 4, 2013

Acquisition of Assets of

TOUCHSTONE SHORT DURATION FIXED INCOME FUND

CLASS Y TICKER: TSDYX

CLASS  Z TICKER: TSDGX

a series of

TOUCHSTONE FUNDS GROUP TRUST

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

By and In Exchange For Shares of

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND

CLASS Y TICKER: TSYYX

CLASS Z TICKER: TSDOX

a series of

TOUCHSTONE FUNDS GROUP TRUST

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated April 4, 2013, relating specifically to the proposed transfer of the assets and liabilities of Touchstone Short Duration Fixed Income Fund (the “Short Fund”) to Touchstone Ultra Short Duration Fixed Income Fund (the “Ultra Short Fund”), each a series of Touchstone Funds Group Trust (the “TFGT” or the “Trust”), in exchange for shares of beneficial interest of the Ultra Short Fund (to be issued to holders of shares of the Short Fund).  A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.  The transfer is to occur pursuant to an Agreement and Plan of Reorganization.

1

Table of Contents

GENERAL INFORMATION	3

INCORPORATION BY REFERENCE	3

PRO FORMA FINANCIAL STATEMENTS	4

2

General Information

This SAI relates to the proposed (a) transfer of the assets and the liabilities, as set forth in the Reorganization Agreement, of the Short Fund (the “Acquired Fund”), to the Ultra Short Fund (the “Acquiring Fund”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) pro-rata distribution of such shares to the corresponding class to the shareholders of the Acquired Fund; and (c) liquidation and termination of the Acquired Fund.

Acquired Fund	Acquiring Fund
Touchstone Short Duration Fixed Income Fund	Touchstone Ultra Short Duration Fixed Income Fund

Each Fund is a series of Touchstone Funds Group Trust.   Further information is included in the Prospectus/Proxy Statement and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)                                 The Statement of Additional Information of TFGT dated January 30, 2013, (previously filed on EDGAR, Accession No.0001104659-13-005222);

(2)                                 Semiannual Report of TFGT, for the six months ended March 31, 2012 (previously filed on EDGAR, Accession No. 0001144204-12-032856); and

(3)                                 Annual Report of TFGT, for the fiscal year ended September 30, 2012 (previously filed on EDGAR, Accession No. 0001144204-12-066454).

3

Pro Forma Financial Statements

Pro Forma Financial Statements

Touchstone Strategic Trust

Touchstone Ultra Short Duration Fixed Income Fund

Pro Forma Combining Statement of Assets & Liabilities

As Of  September 30, 2012

	Touchstone Short Duration Fixed Income Fund	Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
Assets
Investments, at cost	$92,578,237	$565,802,428				$658,380,665
Affiliated securities, at market value	$13,587,181	$33,758,248				$47,345,429
Non-affiliated securities, at market value	79,784,685	533,793,901				613,578,586
Investments, at market value	$93,371,866	$567,552,149				$660,924,015
Cash	2	532,636				532,638
Dividends and interest receivable	474,145	2,848,146				3,322,291
Receivable for capital shares sold	55,965	10,530,358				10,586,323
Receivable for investments sold	3	7,384,172				7,384,175
Receivable from Investment Advisor	4,389	—				4,389
Other assets	6,466	28,697				35,163
Total Assets	93,912,836	588,876,158				682,788,994

Liabilities
Dividends Payable	3,177	172,021				175,198
Payable to Transfer Agent	14,260	91,646				105,906
Payable for reports to shareholders	5,708	20,270				25,978
Payable for capital shares redeemed	85,083	1,434,989				1,520,072
Payable for investments purchased	1,470,822	4,827,478				6,298,300
Payable to Investment Advisor	—	110,988				110,988
Payable to other affiliates	78,727	497,964				576,691
Payable to Trustees	3,357	3,477				6,834
Payable for professional services	20,595	52,366				72,961
Other accrued expenses and liabilities	15,143	39,531				54,674
Total Liabilities	1,696,872	7,250,730				8,947,602

Net Assets	$92,215,964	$581,625,428				$673,841,392

Net assets consist of:
Paid-in capital	$95,110,433	$597,626,314				$692,736,747
Accumulated net investment income (loss)	21,856	174,488				196,344
Accumulated net realized gains (losses) on investments	(3,709,954)	(17,925,095)				(21,635,049)
Net unrealized appreciation on investments, and foreign currency transactions	793,629	1,749,721				2,543,350

Net Assets	$92,215,964	$581,625,428				$673,841,392

Pricing of Class A Shares
Net assets attributable to Class A shares		$34,227,927				$34,227,927
Shares of beneficial interest outstanding (A)		3,580,255				3,580,255
Net asset value and redemption price per share *		$9.56				$9.56
Maximum offering price per share		$10.04	**			$10.04

Pricing of Class C Shares
Net assets attributable to Class C shares		$11,516,903				$11,516,903
Shares of beneficial interest outstanding (A)		1,204,672				1,204,672
Net asset value, offering price and redemption price per share***		$9.56				$9.56

Pricing of Class Y Shares
Net assets attributable to Class Y shares	$54,903,758	$190,514,929				$245,418,687
Shares of beneficial interest outstanding (A)	5,589,668	19,929,705		153,403	(B)	25,672,776
Net asset value, offering price and redemption price per share	$9.82	$9.56				$9.56

Pricing of Class Z Shares
Net assets attributable to Class Z shares	$37,312,206	$338,668,694				$375,980,900
Shares of beneficial interest outstanding (A)	3,797,133	35,425,541		105,817	(B)	39,328,491
Net asset value, offering price and redemption price per share	$9.83	$9.56				$9.56

Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares		$6,696,975				$6,696,975
Shares of beneficial interest outstanding (A)		700,837				700,837
Net asset value, offering price and redemption price per share		$9.56				$9.56

4

(A)	Unlimited number of shares authorized, no par value
(B)

Reflects the capitalization adjustments due to the change in par value per share of the newly issues shares and giving effect to issuance of shares of Touchstone Short Duration Fixed Income Fund to the Touchstone Ultra Short Duration Fixed Income Fund shareholders as if the reorganization had taken place on September 30, 2012.

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load.
** Maximum offering price per share is equal to net asset value/95.25%
*** Redemption price per share varies by length of time shares are held.

5

Touchstone Funds Group Trust

Touchstone Ultra Short Duration Fixed Income Fund

Pro Forma Combining Statement of Operations

For the Twelve Months Ending September 30, 2012

(Unaudited)

($000)

	Touchstone Short Duration Fixed Income Fund	Touchstone Ultra Short Duration Fixed Income Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund

Investment Income
Dividends from affiliated securities	4,373	38,800			43,173
Interest Income	1,226,061	8,426,711			9,652,772
Total Investment Income	1,230,434	8,465,511	—		9,695,945

Expenses
Investment advisory fees	131,901	1,013,737	—		1,145,638
Shareholder servicing fees, Class Z	93,841	648,160	—		742,001
Distribution expenses, Class A	—	8,927	—		8,927
Distribution expenses, Class C	—	24,908	—		24,908
Administration fees	100,776	776,838	—		877,614
Transfer Agent fees, Class A	—	4,562	—		4,562
Transfer Agent fees, Class C	—	3,569	—		3,569
Transfer Agent fees, Class Y	2,479	26,212	—		28,691
Transfer Agent fees, Class Z	29,256	131,578	—		160,834
Transfer Agent fees, Institutional Class	—	1,769	—		1,769
Reports to shareholders, Class A	—	5,895	—		5,895
Reports to shareholders, Class C	—	5,493	—		5,493
Reports to shareholders, Class Y	7,868	14,058	—		21,926
Reports to shareholders, Class Z	9,084	30,079	—		39,163
Reports to shareholders, Institutional Class	—	4,991	—		4,991
Registration fees, Class A	—	6,203	—		6,203
Registration fees, Class C	—	6,092	—		6,092
Registration fees, Class Y	9,003	3,305	(3,000	)(A)	9,308
Registration fees, Class Z	18,443	54,142	(18,443	)(A)	54,142
Registration fees, Institutional Class	—	6,888	—		6,888
Professional fees	16,769	43,346	(16,769	)(A)	43,346
Custodian fees	237	11,959	—		12,196
Trustees’ fees and expenses	7,683	7,607	(7,683	)(A)	7,607
Compliance fees and expenses	1,585	1,585	(1,585	)(A)	1,585
Pricing Expense	30,010	39,041	(20,000	)(A)	49,051
Other expenses	3,396	22,254	(2,396	)(A)	23,254
Total Expenses	462,331	2,903,198	(69,876)		3,295,653

Fees (waived) and/or expenses reimbursed by the Advisor/Administrator and expense recoupment	(106,196)	(418,522)	62,998	(B)	(461,720)
Net Expenses	356,135	2,484,676	(6,878)		2,833,933

Net Investment Income (Loss)	874,299	5,980,835	6,878		6,862,012

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	124,837	899,320			1,024,157
Net change in unrealized appreciation on investments	222,569	1,478,527			1,701,096
Net change in unrealized depreciation on foreign currency transactions	—	(139)			(139)
Net Realized and Unrealized Gains on Investments	347,406	2,377,708	—		2,725,114

Net Increase in Net Assets from Operations	1,221,705	8,358,543	6,878		9,587,126

(A)	Decrease due to the elimination of duplicate expenses achieved by merging
(B)	Based on expense limitation agreement

6

Touchstone Funds Group Trust

Touchstone Ultra Short Duration Fixed Income Fund

Pro Forma Combining

Portfolio of Investments

As Of  September 30, 2012

	Touchstone Short Duration Fixed Income Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Proforma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Corporate Bonds - 20.6%

Financials - 9.3%
Ahold Lease Series 2001-A-1 Pass Through Trust, 7.820%, 01/02/2020(B)	$375,453	$428,016	$—	$—			$375,453	$428,016
American Express Co., 6.800%, 09/01/2066	625,000	668,750	—	—			625,000	668,750
American International Group, Inc., 3.000%, 03/20/2015	250,000	258,869	—	—			250,000	258,869
American International Group, Inc., 4.250%, 05/15/2013	290,000	295,867	—	—			290,000	295,867
Bank of America Corp. MTN, 1.867%, 01/30/2014 (A)	—	—	600,000	604,301			600,000	604,301
Bank of America NA, 5.300%, 03/15/2017	500,000	555,222	—	—			500,000	555,222
Bank of Montreal, 2.125%, 06/28/2013	—	—	1,441,000	1,460,256			1,441,000	1,460,256
Bank of New York Mellon Corp. MTN, 4.950%, 11/01/2012	315,000	316,230	—	—			315,000	316,230
Barclays Bank PLC, 2.500%, 01/23/2013	215,000	216,334	1,900,000	1,911,786			2,115,000	2,128,120
Barclays Bank PLC, 5.200%, 07/10/2014	500,000	533,718	—	—			500,000	533,718
Bear Stearns Cos LLC (The), 5.700%, 11/15/2014	—	—	1,830,000	2,004,002			1,830,000	2,004,002
Citigroup Funding, Inc., 1.875%, 11/15/2012	—	—	3,000,000	3,006,102			3,000,000	3,006,102
Citigroup, Inc., 5.000%, 09/15/2014	250,000	263,679	—	—			250,000	263,679
Citigroup, Inc., 5.500%, 04/11/2013	—	—	1,200,000	1,229,360			1,200,000	1,229,360
Citigroup, Inc., 6.500%, 08/19/2013	296,000	310,711	—	—			296,000	310,711
CME Group, Inc., 5.750%, 02/15/2014	195,000	208,480	—	—			195,000	208,480

7

Credit Suisse/New York NY MTN, 5.000%, 05/15/2013	305,000	313,150	—	—	305,000	313,150
Daimler Finance North America LLC, 144a, 1.300%, 07/31/2015	—	—	1,500,000	1,505,902	1,500,000	1,505,902
Daimler Finance North America LLC, 6.500%, 11/15/2013	—	—	2,775,000	2,954,010	2,775,000	2,954,010
Deutsche Bank AG/London, 2.375%, 01/11/2013	—	—	1,500,000	1,507,544	1,500,000	1,507,544
ERAC USA Finance LLC, 144a, 2.250%,01/10/2014	—	—	1,200,000	1,215,512	1,200,000	1,215,512
ERP Operating LP, 5.200%, 04/01/2013	—	—	5,425,000	5,541,806	5,425,000	5,541,806
FMR LLC, 144a, 4.750%, 03/01/2013	335,000	340,060	—	—	335,000	340,060
General Electric Capital Corp. MTN, 1.875%, 09/16/2013	502,000	509,114	—	—	502,000	509,114
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/2013	—	—	1,500,000	1,547,724	1,500,000	1,547,724
Hartford Financial Services Group, Inc., 5.500%, 10/15/2016	525,000	582,680	—	—	525,000	582,680
HCP, Inc., 5.650%, 12/15/2013	—	—	5,005,000	5,282,457	5,005,000	5,282,457
HSBC Finance Corp., 5.500%, 01/19/2016	500,000	552,779	—	—	500,000	552,779
JPMorgan Chase & Co. MTN, 2.050%, 01/24/2014	—	—	1,250,000	1,272,099	1,250,000	1,272,099
JPMorgan Chase & Co., 4.750%, 03/01/2015	400,000	434,962	—	—	400,000	434,962
KeyCorp. MTN, 6.500%, 05/14/2013	—	—	530,000	548,792	530,000	548,792
Kimco Realty Corp., 4.820%, 06/01/2014	—	—	700,000	736,345	700,000	736,345
Morgan Stanley, 4.750%, 04/01/2014	250,000	258,798	—	—	250,000	258,798
Morgan Stanley, 5.300%, 03/01/2013	205,000	208,609	1,500,000	1,526,406	1,705,000	1,735,015
National Australia Bank Ltd., 144a, 1.700%,12/10/2013	215,000	217,943	—	—	215,000	217,943
National Australia Bank Ltd/New York MTN,2.000%, 03/09/2015	—	—	1,600,000	1,634,866	1,600,000	1,634,866
New York Life Global Funding, 144a, 5.250%, 10/16/2012	185,000	185,334	—	—	185,000	185,334
ProLogis LP, 7.625%, 08/15/2014	—	—	535,000	587,050	535,000	587,050
Provident Bank of Maryland, 9.500%, 05/01/2018	300,000	318,087	—	—	300,000	318,087

8

Prudential Financial, Inc. MTN, 3.875%,01/14/2015	—	—	880,000	934,674	880,000	934,674
Rio Tinto Finance USA Ltd., 8.950%, 05/01/2014	300,000	337,949	—	—	300,000	337,949
Royal Bank of Canada, 1.450%, 10/30/2014	—	—	1,500,000	1,525,626	1,500,000	1,525,626
Simon Property Group LP, 4.200%, 02/01/2015	—	—	1,290,000	1,373,829	1,290,000	1,373,829
Simon Property Group LP, 6.750%, 05/15/2014	—	—	1,000,000	1,078,004	1,000,000	1,078,004
SunTrust Bank/Atlanta GA, 0.761%, 04/01/2015	500,000	486,605	—	—	500,000	486,605
SunTrust Banks, Inc., 5.250%, 11/05/2012	—	—	1,250,000	1,256,079	1,250,000	1,256,079
TD Ameritrade Holding Corp., 2.950%, 12/01/2012	300,000	301,234	—	—	300,000	301,234
UBS AG/Stamford CT, 3.875%, 01/15/2015	500,000	529,935	—	—	500,000	529,935
US Central Federal Credit Union, 1.900%, 10/19/2012	—	—	3,300,000	3,302,607	3,300,000	3,302,607
WCI Finance LLC / WEA Finance LLC, 144a, 5.400%, 10/01/2012	—	—	753,000	753,000	753,000	753,000
WEA Finance LLC / WT Finance Aust Pty Ltd., 144a, 7.500%, 06/02/2014	—	—	3,350,000	3,691,281	3,350,000	3,691,281
WHC-IRS Trust, 6.980%, 05/15/2015	343,918	370,813	—	—	343,918	370,813
WT Finance Aust Pty Ltd. / Westfield Capital / WEA Finance LLC, 144a, 5.125%, 11/15/2014	—	—	1,360,000	1,468,539	1,360,000	1,468,539
Xstrata Finance Canada Ltd., 144a, 2.850%,11/10/2014	—	—	1,045,000	1,074,303	1,045,000	1,074,303
		10,003,928		52,534,262		62,538,190

Utilities - 4.2%
Alabama Power Co., 4.850%, 12/15/2012	—	—	1,800,000	1,816,115	1,800,000	1,816,115
Dominion Resources, Inc., 5.150%, 07/15/2015	—	—	1,000,000	1,114,849	1,000,000	1,114,849
Entergy Mississippi, Inc., 5.150%, 02/01/2013	—	—	600,000	608,408	600,000	608,408
Great Plains Energy, Inc., 2.750%, 08/15/2013	—	—	3,800,000	3,852,881	3,800,000	3,852,881
Great River Energy, 144a, 5.829%, 07/01/2017	371,978	402,756	—	—	371,978	402,756
Kiowa Power Partners LLC, 144a, 4.811%,12/30/2013	—	—	514,567	518,148	514,567	518,148
Metropolitan Edison Co., 4.950%, 03/15/2013	—	—	1,095,000	1,115,486	1,095,000	1,115,486

9

Monongahela Power Co., Inc., 144a, 7.950%, 12/15/2013	298,000	321,548	—	—	298,000	321,548
National Fuel Gas Co., 5.250%, 03/01/2013	—	—	1,200,000	1,221,486	1,200,000	1,221,486
NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/2013	—	—	550,000	559,502	550,000	559,502
NextEra Energy Capital Holdings, Inc., 5.350%, 06/15/2013	—	—	1,515,000	1,563,209	1,515,000	1,563,209
Nisource Finance Corp., 6.150%, 03/01/2013	—	—	125,000	127,647	125,000	127,647
Northern Indiana Public Service Co., 7.350%, 07/08/2013	—	—	7,000,000	7,319,326	7,000,000	7,319,326
Ohio Power Co., 5.500%, 02/15/2013	—	—	220,000	224,002	220,000	224,002
Pennsylvania Electric Co., 5.125%, 04/01/2014	—	—	2,750,000	2,909,816	2,750,000	2,909,816
Portland General Electric Co. MTN, 144a, 5.625%, 08/01/2013	—	—	650,000	672,387	650,000	672,387
PSEG Power LLC, 2.500%, 04/15/2013	—	—	1,000,000	1,011,036	1,000,000	1,011,036
Sempra Energy, 2.000%, 03/15/2014	—	—	1,000,000	1,015,954	1,000,000	1,015,954
SPI Electricity & Gas Australia Holdings Pty Ltd., 144a, 6.150%, 11/15/2013	—	—	1,571,000	1,626,818	1,571,000	1,626,818
		724,304		27,277,070		28,001,374

Energy - 1.9%
BP Capital Markets PLC, 5.250%, 11/07/2013	400,000	420,709	—	—	400,000	420,709
CenterPoint Energy Resources Corp., 5.950%,01/15/2014	—	—	1,300,000	1,382,001	1,300,000	1,382,001
Chevron Corp., 3.950%, 03/03/2014	—	—	1,250,000	1,312,256	1,250,000	1,312,256
Enbridge Energy Partners LP, 4.750%, 06/01/2013	—	—	1,700,000	1,744,710	1,700,000	1,744,710
Maritimes & Northeast Pipeline LLC, 144a, 7.500%, 05/31/2014	307,440	326,953	—	—	307,440	326,953
Noble Corp., 5.875%, 06/01/2013	350,000	361,777	—	—	350,000	361,777
Noble Energy, Inc., 5.250%, 04/15/2014	315,000	332,394	—	—	315,000	332,394
Petrohawk Energy Corp., 7.875%, 06/01/2015	—	—	3,600,000	3,750,199	3,600,000	3,750,199
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 144a, 5.500%, 09/30/2014	—	—	400,000	432,667	400,000	432,667

10

Spectra Energy Capital LLC, 5.900%, 09/15/2013	—	—	1,500,000	1,571,352	1,500,000	1,571,352
Total Capital Canada Ltd., 1.625%, 01/28/2014	—	—	1,225,000	1,244,355	1,225,000	1,244,355
		1,441,833		11,437,540		12,879,373

Consumer Discretionary - 1.7%
Comcast Corp., 5.300%, 01/15/2014	—	—	940,000	995,511	940,000	995,511
Glencore Funding LLC, 144a, 6.000%, 04/15/2014	—	—	4,335,000	4,555,769	4,335,000	4,555,769
Marriott International, Inc. DE, 5.625%, 02/15/2013	—	—	1,000,000	1,016,906	1,000,000	1,016,906
Reed Elsevier Capital, Inc., 7.750%, 01/15/2014	—	—	3,800,000	4,118,995	3,800,000	4,118,995
Staples, Inc., 7.375%, 10/01/2012	465,000	464,999	—	—	465,000	464,999
Staples, Inc., 9.750%, 01/15/2014	500,000	553,170	—	—	500,000	553,170
		1,018,169		10,687,181		11,705,350

Consumer Staples - 1.1%
Andrew W Mellon Foundation, 3.950%, 08/01/2014	—	—	2,500,000	2,662,400	2,500,000	2,662,400
Anheuser-Busch InBev Worldwide, Inc., 0.998%, 01/27/2014 (A)	—	—	1,000,000	1,007,089	1,000,000	1,007,089
Coca-Cola Bottling Co. Consolidated, 5.000%, 11/15/2012	520,000	522,667	—	—	520,000	522,667
Coca-Cola Refreshments USA, Inc., 7.375%, 03/03/2014	495,000	542,680		—	495,000	542,680
CVS Pass-Through Trust, 144a, 6.117%, 01/10/2013	273,790	277,897	—	—	273,790	277,897
Wesfarmers Ltd., 144a, 6.998%, 04/10/2013	—	—	2,125,000	2,187,994	2,125,000	2,187,994
		1,343,244		5,857,483		7,200,727

Materials 1.0%
Dow Chemical Co. (The), 6.000%, 10/01/2012	—	—	2,000,000	2,000,000	2,000,000	2,000,000
Dow Chemical Co. (The), 7.600%, 05/15/2014	335,000	370,134	—	—	335,000	370,134
Georgia-Pacific LLC, 144a, 8.250%, 05/01/2016	—	—	3,000,000	3,228,288	3,000,000	3,228,288

11

RPM International, Inc., 6.250%, 12/15/2013	—	—	1,000,000	1,050,330	1,000,000	1,050,330
Westvaco Corp., 7.650%, 03/15/2027	325,000	369,782	—	—	325,000	369,782
		739,916		6,278,618		7,018,534

Industrials - 0.8%
Cooper US, Inc., 5.250%, 11/15/2012	225,000	226,260	—	—	225,000	226,260
CSX Transportation, Inc., 8.375%, 10/15/2014	167,896	189,259	—	—	167,896	189,259
Equifax, Inc., 4.450%, 12/01/2014	300,000	317,492	—	—	300,000	317,492
Federal Express Corp. 1995 Pass Through Trust,7.110%, 01/02/2014	95,217	99,978	—	—	95,217	99,978
Federal Express Corp. 2012 Pass Through Trust, 144a, 2.625%, 01/15/2018	215,000	217,129	—	—	215,000	217,129
GATX Corp. 2008-2 Pass Through Trust, 9.000%, 11/15/2013	262,111	281,599	—	—	262,111	281,599
Hutchison Whampoa International (03/13) Ltd., 144a, 6.500%, 02/13/2013	—	—	1,800,000	1,835,296	1,800,000	1,835,296
Joy Global, Inc., 6.000%, 11/15/2016	450,000	518,624	—	—	450,000	518,624
Petrodrill Five Ltd., 4.390%, 04/15/2016	90,007	94,483	—	—	90,007	94,483
Petrodrill Four Ltd., 4.240%, 01/15/2016	102,093	105,932	—	—	102,093	105,932
Potash Corp. of Saskatchewan, Inc., 5.250%, 05/15/2014	500,000	537,455	—	—	500,000	537,455
Roper Industries, Inc., 6.625%, 08/15/2013	265,000	278,347	—	—	265,000	278,347
Ryder System, Inc. MTN, 7.200%, 09/01/2015	400,000	463,979	—	—	400,000	463,979
		3,330,537		1,835,296		5,165,833

Telecommunication Services - 0.2%
BellSouth Telecommunications, Inc., 6.300%, 12/15/2015	137,280	144,293	—	—	137,280	144,293
SBA Tower Trust, 144a, 4.254%, 04/15/2015	350,000	368,678	—	—	350,000	368,678
Verizon Communications, Inc., 5.250%, 04/15/2013	—	—	1,000,000	1,025,943	1,000,000	1,025,943
		512,971		1,025,943		1,538,914

12

Health Care - 0.2%
CareFusion Corp., 5.125%, 08/01/2014	—	—	1,080,000	1,154,560	1,080,000	1,154,560
		—		1,154,560		1,154,560

Information Technology 0.1%
Amphenol Corp., 4.750%, 11/15/2014	505,000	541,911	—	—	505,000	541,911
Analog Devices, Inc., 5.000%, 07/01/2014	150,000	161,900	—	—	150,000	161,900
Comcast Cable Holdings LLC, 7.875%, 08/01/2013	250,000	264,970	—	—	250,000	264,970
		968,781		—		968,781

Transportation - 0.1%
Union Pacific Railroad Co. 1998 Pass Through Trust, 6.330%, 1/02/2020	706,923	807,735	—	—	706,923	807,735
		807,735		—		807,735

Corporate Bonds Total		20,891,418		118,087,953		138,979,371

Asset-Backed Securities - 18.0%
Ally Auto Receivables Trust, Ser 2010-1, Class A3, 1.450%, 05/15/2014	—	—	75,798	75,984	75,798	75,984
Ally Auto Receivables Trust, Ser 2010-2, Class A3, 1.380%, 07/15/2014	—	—	309,737	310,639	309,737	310,639
Ally Auto Receivables Trust, Ser 2010-3, Class A3, 1.110%, 10/15/2014	—	—	803,856	806,630	803,856	806,630
Ally Auto Receivables Trust, Ser 2010-4, Class A3, 0.910%, 11/17/2014	—	—	699,893	701,729	699,893	701,729
Ally Auto Receivables Trust, Ser 2010-5, Class B, 144a, 2.450%, 06/15/2016	—	—	630,000	655,304	630,000	655,304
Ally Auto Receivables Trust, Ser 2012-1, Class A3, 0.930%, 02/16/2016	—	—	640,000	645,422	640,000	645,422
American Credit Acceptance Receivables Trust, Ser 2012-1, Class A1, 144a, 1.960%, 01/15/2014	—	—	143,399	143,407	143,399	143,407
American Express Credit Account Master Trust, Ser 2010-1, Class A, 0.471%, 11/16/2015 (A)	310,000	310,389	—	—	310,000	310,389

13

AmeriCredit Automobile Receivables Trust, Ser 2009-1, Class B, 9.790%, 04/15/2014	253,009	260,700	1,946,225	2,005,381	2,199,234	2,266,081
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Class B, 3.720%, 11/17/2014	—	—	3,778,455	3,819,111	3,778,455	3,819,111
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Class C, 5.190%, 08/17/2015	—	—	5,700,000	5,994,975	5,700,000	5,994,975
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Class C, 4.520%, 10/08/2015	365,000	379,205	—	—	365,000	379,205
AmeriCredit Automobile Receivables Trust, Ser 2010-3 Class A3, 1.140%, 04/08/2015	290,234	291,018	—	—	290,234	291,018
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Class B, 2.280%, 06/08/2016	325,000	333,783	—	—	325,000	333,783
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Class A3, 1.170%, 05/09/2016	385,000	388,293	—	—	385,000	388,293
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Class A2, 1.190%, 08/08/2015	—	—	444,195	446,075	444,195	446,075
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Class B, 1.730%, 02/08/2017	285,000	288,673	—	—	285,000	288,673
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Class B, 1.780%, 03/08/2017	220,000	223,106	—	—	220,000	223,106
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Class A3, 0.960%, 01/09/2017	700,000	704,444	—	—	700,000	704,444
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Class A3, 0.670%, 06/08/2017	580,000	580,288	—	—	580,000	580,288
Bank of America Auto Trust, Ser 2009-1A, Class A4, 144a, 3.520%, 06/15/2016	—	—	2,106,513	2,120,458	2,106,513	2,120,458
Bank of America Auto Trust, Ser 2009-2A, Class A4, 144a, 3.030%, 10/15/2016	—	—	2,601,132	2,621,121	2,601,132	2,621,121
Bank of America Auto Trust, Ser 2010-1A, Class A3, 144a, 1.390%, 03/15/2014	—	—	20,047	20,055	20,047	20,055
Capital Auto Receivables Asset Trust, Ser 2008-2, Class B, 144a, 6.460%, 12/15/2014	—	—	2,198,000	2,235,674	2,198,000	2,235,674
Capital Auto Receivables Asset Trust, Ser 2008-2, Class C, 144a, 7.960%, 12/15/2014	—	—	5,000,000	5,241,680	5,000,000	5,241,680
Capital Auto Receivables Asset Trust, Ser 2008-A, Class B, 144a, 6.890%, 01/15/2015	—	—	2,520,000	2,572,083	2,520,000	2,572,083
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Class A7, 5.750%, 07/15/2020	365,000	447,889	—	—	365,000	447,889
CarMax Auto Owner Trust, Ser 2011-3, Class A3, 1.070%, 06/15/2016	—	—	1,300,000	1,310,565	1,300,000	1,310,565

14

CarMax Auto Owner Trust, Ser 2012-1, Class A3, 0.890%, 09/15/2016	225,000	226,668	—	—	225,000	226,668
CarNow Auto Receivables Trust, Ser 2012-1A, Class A, 144a, 2.090%, 01/15/2015	—	—	2,134,493	2,135,485	2,134,493	2,135,485
Citibank Credit Card Issuance Trust, Ser 2003-A10, Class A10, 4.750%, 12/10/2015	—	—	800,000	842,149	800,000	842,149
Citibank Omni Master Trust, Ser 2009-A13Class A13, 144a, 5.350%, 08/15/2018	800,000	870,948	—	—	800,000	870,948
Citibank Omni Master Trust, Ser 2009-A17, Class A17, 144a, 4.900%, 11/15/2018	1,115,000	1,215,360	—	—	1,115,000	1,215,360
Citigroup Mortgage Loan Trust, Inc., Ser 2005 -WF1, Class A3, 5.000%, 11/25/2034(A)	—	—	1,123,174	1,126,091	1,123,174	1,126,091
CNH Equipment Trust, Ser 2010-A, Class A4, 2.490%, 01/15/2016	209,572	212,283	—	—	209,572	212,283
CNH Equipment Trust, Ser 2011-C, Class A3, 1.190%, 12/15/2016	425,000	429,694	—	—	425,000	429,694
College & University Facility Loan Trust, Ser-2, Class D, 4.000%, 06/01/2018	164,380	164,380	—	—	164,380	164,380
Countrywide Asset-Backed Certificates, Ser 2005-6, Class M1, 0.707%, 12/25/2035 (A)	—	—	4,099,646	4,027,821	4,099,646	4,027,821
CPS Auto Trust, Ser 2010-A, Class A, 144a, 2.890%, 03/15/2016	—	—	842,378	843,211	842,378	843,211
Cronos Containers Program Ltd., Ser 2012-2A, Class A, 144a, 3.810%, 09/18/2027	550,000	550,495	—	—	550,000	550,495
Dominos Pizza Master Issuer LLC, Ser 2012-1A, Class A2, 144a, 5.216%, 01/25/2042	312,638	348,529	—	—	312,638	348,529
DT Auto Owner Trust, Ser 2012-1A, Class A, 144a, 1.050%, 01/15/2015	—	—	3,146,248	3,148,192	3,146,248	3,148,192
DT Auto Owner Trust, Ser 2012-2A, Class A, 144a, 0.910%, 11/16/2015	209,105	209,229	—	—	209,105	209,229
Entergy Gulf States Reconstruction Funding LLC, Ser 2007-A, Class A1, 5.510%, 10/01/2013	—	—	361,987	362,140	361,987	362,140
Entergy Texas Restoration Funding LLC, Ser 2009-A, Class A1, 2.120%, 02/01/2016	—	—	1,023,956	1,045,487	1,023,956	1,045,487
FNMA, Ser 2001-W4, Class AF5, 6.114%, 02/25/2032(A)(B)	—	—	142,031	150,961	142,031	150,961
Ford Credit Auto Lease Trust, Ser 2012-A, Class A3, 0.850%, 01/15/2015	465,000	467,059	—	—	465,000	467,059
Ford Credit Auto Owner Trust, Ser 2009-A, Class A4, 6.070%, 05/15/2014	—	—	1,429,172	1,450,354	1,429,172	1,450,354

15

Ford Credit Auto Owner Trust, Ser 2009-B, Class A4, 4.500%, 07/15/2014	102,082	103,597	—	—	102,082	103,597
Ford Credit Auto Owner Trust, Ser 2009-E, Class A3, 1.510%, 01/15/2014	—	—	201,239	201,420	201,239	201,420
Ford Credit Auto Owner Trust, Ser 2010-A, Class A3, 1.320%, 06/15/2014	—	—	348,508	349,217	348,508	349,217
Ford Credit Auto Owner Trust, Ser 2010-B, Class B, 2.540%, 02/15/2016	—	—	1,050,000	1,088,931	1,050,000	1,088,931
Franklin Auto Trust, Ser 2008-A, Class C, 144a, 7.160%, 05/20/2016	—	—	760,564	763,041	760,564	763,041
GE Capital Credit Card Master Note Trust, Ser 2012-1, Class A, 1.030%, 01/15/2018	430,000	434,380	—	—	430,000	434,380
GE Equipment Midticket LLC, Ser 2010-1, Class A3, 144a, 0.940%, 07/14/2014	71,725	71,762	—	—	71,725	71,762
GE Equipment Midticket LLC, Ser 2012-1, Class A4, 0.780%, 09/22/2020	900,000	901,035	—	—	900,000	901,035
GE Equipment Small Ticket LLC, Ser 2011-1A, Class A3, 144a, 1.450%, 01/21/2018	440,000	442,581	—	—	440,000	442,581
GE Equipment Small Ticket LLC, Ser 2011-2A, Class A3, 144a, 1.370%, 06/22/2015	275,000	276,715	—	—	275,000	276,715
GE Equipment Transportation LLC, Ser 2011-1, Class A4, 1.330%, 05/20/2019	265,000	267,342	—	—	265,000	267,342
GE Equipment Transportation LLC, Ser 2012-1, Class A4, 1.230%, 01/22/2020	630,000	637,917	—	—	630,000	637,917
Great America Leasing Receivables, Ser 2009-1, Class A4, 144a, 3.190%, 12/15/2013	274,647	276,422	—	—	274,647	276,422
Great America Leasing Receivables, Ser 2011-1, Class A3, 144a, 1.690%, 02/15/2014	394,419	395,460	—	—	394,419	395,460
Harley-Davidson Motorcycle Trust, Ser 2010-1, Class A4, 1.530%, 09/15/2015	275,000	277,720	—	—	275,000	277,720
Harley-Davidson Motorcycle Trust, Ser 2011-1, Class A3, 0.960%, 05/16/2016	360,000	361,295	—	—	360,000	361,295
Harley-Davidson Motorcycle Trust, Ser 2011-1, Class A4, 1.310%, 03/15/2017	430,000	433,839	—	—	430,000	433,839
Honda Auto Receivables Owner Trust, Ser 2010-3, Class A3, 0.700%, 04/21/2014	—	—	654,136	654,953	654,136	654,953
Honda Auto Receivables Owner Trust, Ser 2011-3, Class A3, 0.880%, 09/21/2015	—	—	1,200,000	1,207,390	1,200,000	1,207,390
Hyundai Auto Receivables Trust, Ser 2009-A, Class A4, 3.150%, 03/15/2016	—	—	1,335,540	1,359,831	1,335,540	1,359,831

16

LAI Vehicle Lease Securitization Trust, Ser 2010-A, Class A, 144a, 2.550%, 09/15/2016	—	—	1,045,280	1,045,509	1,045,280	1,045,509
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Class A3, 1.670%, 01/15/2014	—	—	189,741	190,226	189,741	190,226
Mercedes-Benz Auto Receivables Trust, Ser 2010-1, Class A3, 1.420%, 08/15/2014	—	—	166,947	167,645	166,947	167,645
Merrill Auto Trust Securitization, Ser 2008-1, Class B, 6.750%, 04/15/2015	—	—	16,463	16,511	16,463	16,511
Mid-State Trust, Ser 2004-1, Class A, 6.005%, 08/15/2037	367,562	390,445	—	—	367,562	390,445
MMAF Equipment Finance LLC, Ser 2009-AA, Class A3, 144a, 2.370%, 11/15/2013	168,909	169,281	—	—	168,909	169,281
MMAF Equipment Finance LLC, Ser 2009-AA, Class A4, 144a, 3.510%, 01/15/2030	875,000	908,835	—	—	875,000	908,835
MMAF Equipment Finance LLC, Ser 2011-AA, Class A4, 144a, 2.100%, 07/15/2017	400,000	411,805	—	—	400,000	411,805
MMAF Equipment Finance LLC, Ser 2012-AA, Class A4, 144a, 1.350%, 10/10/2018	450,000	454,663	—	—	450,000	454,663
Montana Higher Education Student Assistance Corp., Ser 2012-1, Class A1, 0.819%, 09/20/2022(A)	—	—	2,678,069	2,678,069	2,678,069	2,678,069
Nissan Auto Lease Trust, Ser 2012-A, Class A3, 0.980%, 05/15/2015	425,000	429,473	—	—	425,000	429,473
Residential Asset Mortgage Products, Inc., Ser 2003-RZ3, Class A6, 3.900%, 03/25/2033(B)	—	—	1,344,095	1,326,187	1,344,095	1,326,187
RSB Bondco. LLC, Ser 2007-A, Class A1, 5.470%, 10/01/2014	17,427	17,434	—	—	17,427	17,434
Santander Consumer Acquired Receivables Trust, Ser 2011-S1A, Class B, 144a, 1.660%, 08/15/2016	—	—	2,371,377	2,378,526	2,371,377	2,378,526
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Class A3, 144a, 1.400%, 10/15/2014	380,049	380,813	—	—	380,049	380,813
Santander Drive Auto Receivables Trust, Ser 2010-1, Class A3, 1.840%, 11/17/2014	458,587	463,089	—	—	458,587	463,089
Santander Drive Auto Receivables Trust, Ser 2010-2, Class B, 2.240%, 12/15/2014	—	—	3,250,000	3,278,304	3,250,000	3,278,304
Santander Drive Auto Receivables Trust, Ser 2010-2, Class C, 3.890%, 07/17/2017	—	—	3,875,000	4,024,060	3,875,000	4,024,060
Santander Drive Auto Receivables Trust, Ser 2010-3, Class B, 2.050%, 05/15/2015	—	—	3,820,000	3,841,694	3,820,000	3,841,694
Santander Drive Auto Receivables Trust, Ser 2010-B, Class A3, 144a, 1.310%, 02/17/2014	—	—	1,642,631	1,644,266	1,642,631	1,644,266

17

Santander Drive Auto Receivables Trust, Ser 2010-B, Class C, 144a, 3.020%, 10/17/2016	—	—	5,000,000	5,091,795	5,000,000	5,091,795
Santander Drive Auto Receivables Trust, Ser 2011-1, Class A3, 1.280%, 01/15/2015	325,000	326,821	—	—	325,000	326,821
Santander Drive Auto Receivables Trust, Ser 2011-2, Class A2, 1.040%, 04/15/2014	—	—	948,846	950,042	948,846	950,042
Santander Drive Auto Receivables Trust, Ser 2011-2, Class A3, 1.290%, 02/16/2015	490,000	493,063	—	—	490,000	493,063
Santander Drive Auto Receivables Trust, Ser 2011-2, Class B, 2.660%, 01/15/2016	315,000	320,016	—	—	315,000	320,016
Santander Drive Auto Receivables Trust, Ser 2011-S1A, Class B, 144a, 1.480%, 05/15/2017	—	—	3,393,413	3,402,856	3,393,413	3,402,856
Santander Drive Auto Receivables Trust, Ser 2012-1, Class A3, 1.490%, 10/15/2015	240,000	242,830	—	—	240,000	242,830
Santander Drive Auto Receivables Trust, Ser 2012-2, Class A3, 1.220%, 12/15/2015	635,000	640,329	—	—	635,000	640,329
Santander Drive Auto Receivables Trust, Ser 2012-2, Class B, 2.090%, 08/15/2016	390,000	393,827	—	—	390,000	393,827
Santander Drive Auto Receivables Trust, Ser 2012-3, Class A3, 1.080%, 04/15/2016	750,000	754,891	—	—	750,000	754,891
Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 05/01/2023	161,528	177,941	—	—	161,528	177,941
Small Business Administration Participation Certificates, Ser 2004-20B, Class 1, 4.720%, 02/01/2024	179,172	196,657	—	—	179,172	196,657
Small Business Administration Participation Certificates, Ser 2005-20G, Class 1, 4.750%, 07/01/2025	178,538	198,987	—	—	178,538	198,987
Small Business Administration Participation Certificates, Ser 2007-10E, Class 1, 5.250%, 09/01/2017	143,444	153,215	—	—	143,444	153,215
SNAAC Auto Receivables Trust, Ser 2012-1A, Class A, 144a, 1.780%, 06/15/2016	—	—	2,970,069	2,975,576	2,970,069	2,975,576
Sonic Capital LLC, Ser 2011-1A, Class A2, 144a, 5.438%, 05/20/2041	662,400	738,108	—	—	662,400	738,108
SVO VOI Mortgage Corp., Ser 2005-AA, Class A, 144a, 5.250%, 02/20/2021	—	—	223,525	225,096	223,525	225,096
Tax Liens Securitization Trust, Ser 2010-1A, Class 1A2, 144a, 2.000%, 04/15/2018	20,758	20,783	—	—	20,758	20,783

18

Tax Liens Securitization Trust, Ser 2010-1A, Class 2A2, 144a, 2.000%, 04/15/2018	8,924	8,935	—	—	8,924	8,935
Textainer Marine Containers Ltd., Ser 2011-1A, Class A, 144a, 4.700%, 06/15/2026	231,875	243,740	—	—	231,875	243,740
Toyota Auto Receivables Owner Trust, Ser 2010-C, Class A3, 0.770%, 04/15/2014	—	—	666,734	667,540	666,734	667,540
United Auto Credit Securitization Trust, Ser 2012-1, Class A2, 144a, 1.100%, 03/16/2015±	—	—	1,750,000	1,749,851	1,750,000	1,749,851
United States Small Business Administration, Ser 2005-P10A, Class 1, 4.638%, 02/10/2015	63,802	67,593	—	—	63,802	67,593
United States Small Business Administration, Ser 2006-P10A, Class 1, 5.408%, 02/10/2016	102,628	109,150	—	—	102,628	109,150
United States Small Business Administration, Ser 2007-P10B, Class 1, 5.788%, 08/10/2017	186,397	208,054	—	—	186,397	208,054
Vanderbilt Mortgage Finance, Ser 2001-C, Class A4, 5.960%, 01/07/2027	—	—	359,389	370,913	359,389	370,913
Volkswagen Auto Lease Trust, Ser 2011-A, Class A3, 1.200%, 10/20/2014	215,000	217,363	—	—	215,000	217,363
Volkswagen Auto Lease Trust, Ser 2012-A, Class A3, 0.870%, 07/20/2015	—	—	1,675,000	1,690,031	1,675,000	1,690,031
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Class A3, 0.850%, 08/22/2016	—	—	1,000,000	1,006,724	1,000,000	1,006,724
Volvo Financial Equipment LLC, Ser 2012-1A, Class A4, 144a, 1.090%, 08/15/2017	350,000	352,887	—	—	350,000	352,887
Wells Fargo Home Equity Trust, Ser 2006-1, Class A3, 0.367%, 05/25/2036(A)	—	—	93,029	91,990	93,029	91,990
Westgate Resorts LLC, Ser 2012-2A, Class A, 144a, 3.000%, 01/20/2025±	—	—	4,000,000	4,000,000	4,000,000	4,000,000
Westlake Automobile Receivables Trust, Ser 2011-1A, Class A3, 144a, 1.490%, 06/16/2014	345,419	345,949	—	—	345,419	345,949
Westlake Automobile Receivables Trust, Ser 2012-1A, Class A2, 144a, 1.030%, 03/15/2016	500,000	500,099	—	—	500,000	500,099
World Financial Network Credit Card Master Trust, Ser 2009-D, Class A, 4.660%, 05/15/2017	370,000	381,478	—	—	370,000	381,478
World Financial Network Credit Card Master Trust, Ser 2010-A, Class A, 3.960%, 04/15/2019	685,000	740,807	—	—	685,000	740,807
World Financial Network Credit Card Master Trust, Ser 2011-A, Class A, 1.680%, 08/15/2018	900,000	918,389	—	—	900,000	918,389
Asset-Backed Securities Total		26,160,248		95,296,378		121,456,626

19

Commercial Mortgage-Backed Securities - 15.5%
American Tower Trust, Ser 2007-1A, Class AFX, 144a, 5.420%, 04/15/2037	135,000	142,067	—	—	135,000	142,067
Banc of America Large Loan, Inc. 2007-BMB1, Ser 2007-BMB1, Class A2, 144a, 0.971%, 08/15/2029 (A)	—	—	3,772,000	3,670,522	3,772,000	3,670,522
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2004-4, Class A6, 4.877%, 07/10/2042 (A)	—	—	777,000	826,019	777,000	826,019
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2004-6, Class A3, 4.512%, 12/10/2042	—	—	710,266	720,371	710,266	720,371
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-1, Class A4, 5.247%, 11/10/2042(A)	375,000	383,066	—	—	375,000	383,066
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-3, Class ASB, 4.589%, 07/10/2043	—	—	328,331	338,702	328,331	338,702
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-4, Class ASB, 4.867%, 07/10/2045	—	—	2,233,195	2,324,251	2,233,195	2,324,251
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-6, Class A4, 5.364%, 09/10/2047(A)	545,000	613,827	—	—	545,000	613,827
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-2, Class A2, 5.713%, 05/10/2045	—	—	1,934,508	1,932,297	1,934,508	1,932,297
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-4, Class A4, 5.634%, 07/10/2046	565,000	651,339	—	—	565,000	651,339
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-2, Class AM, 5.813%, 04/10/2049(A)	275,000	294,684	—	—	275,000	294,684
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-5, Class A2, 5.434%, 02/10/2051	—	—	1,077,855	1,077,246	1,077,855	1,077,246
Banc of America Re-Remic Trust, Ser 2012-CLRN, Class B, 144a, 1.840%, 08/15/2029(A)±	—	—	3,133,000	3,133,000	3,133,000	3,133,000
Banc of America Re-Remic Trust, Ser 2012-CLRN, Class C, 144a, 2.340%, 08/15/2029(A)±	—	—	2,367,000	2,367,000	2,367,000	2,367,000

20

Bear Stearns Commercial Mortgage Securities, Ser 2000-WF2, Class E, 8.050%, 10/15/2032(A)††	—	—	2,458,175	2,555,754	2,458,175	2,555,754
Bear Stearns Commercial Mortgage Securities, Ser 2004-T14, Class A4, 5.200%, 01/12/2041(A)††	—	—	1,500,000	1,576,227	1,500,000	1,576,227
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Class A4, 4.674%, 06/11/2041††	415,000	452,950	—	—	415,000	452,950
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Class A2, 5.330%, 01/12/2045††	—	—	252,380	252,315	252,380	252,315
CDC Commercial Mortgage Trust, Ser 2002-FX1, Class D, 6.005%, 05/15/2035	—	—	2,200,000	2,205,555	2,200,000	2,205,555
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3, Class A4, 5.658%, 10/15/2048	400,000	414,859	—	—	400,000	414,859
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Class A4, 5.886%, 11/15/2044(A)	620,000	733,629	—	—	620,000	733,629
Commercial Mortgage Asset Trust, Ser 1999-C1, Class A4, 6.975%, 01/17/2032(A)	83,463	84,998	2,170,049	2,209,956	2,253,512	2,294,954
Commercial Mortgage Pass Through Certificates, Ser 2001-J2A, Class B, 144a, 6.304%, 07/16/2034	—	—	3,400,000	3,401,051	3,400,000	3,401,051
Commercial Mortgage Pass Through Certificates, Ser 2004-LB2A, Class A4, 4.715%, 03/10/2039	391,220	409,224	—	—	391,220	409,224
Commercial Mortgage Pass Through Certificates, Ser 2004-LB3A, Class B, 5.525%, 07/10/2037(A)	—	—	3,375,000	3,551,691	3,375,000	3,551,691
Commercial Mortgage Pass Through Certificates, Ser 2007-FL14, Class AJ, 144a, 0.401%, 06/15/2022(A)	—	—	4,919,011	4,687,738	4,919,011	4,687,738
Commercial Mortgage Pass Through Certificates, Ser 2012-9W57, Class A, 144a, 2.365%, 02/10/2029	350,000	367,308	—	—	350,000	367,308
Credit Suisse First Boston Mortgage Securities Corp., Ser 1998-C2, Class D, 7.130%, 11/15/2030	—	—	750,465	769,799	750,465	769,799
Credit Suisse First Boston Mortgage Securities Corp., Ser 2002-CP5, Class A2, 4.940%, 12/15/2035	—	—	155,886	155,891	155,886	155,891
Credit Suisse First Boston Mortgage Securities Corp., Ser 2003-C3, Class A5, 3.936%, 05/15/2038	—	—	1,453,559	1,469,701	1,453,559	1,469,701

21

Credit Suisse First Boston Mortgage Securities Corp., Ser 2003-C4, Class A4, 5.137%, 08/15/2036(A)	—	—	711,232	727,840	711,232	727,840
Credit Suisse First Boston Mortgage Securities Corp., Ser 2003-C4, Class B, 5.253%, 08/15/2036(A)	—	—	4,500,000	4,639,748	4,500,000	4,639,748
Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-C5, Class A3, 5.100%, 08/15/2038(A)	—	—	642,732	645,855	642,732	645,855
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Class A3, 6.000%, 06/15/2038(A)	390,000	449,369	—	—	390,000	449,369
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Class A2, 5.448%, 01/15/2049(A)	—	—	185,676	187,348	185,676	187,348
Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Class A2, 5.589%, 09/15/2040	—	—	652,355	651,411	652,355	651,411
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Class A, 144a, 2.980%, 12/06/2020	132,013	138,741	—	—	132,013	138,741
Fontainebleau Miami Beach Trust, Ser 2012-FBLU, Class A, 144a, 2.887%, 05/05/2027	320,000	331,903	—	—	320,000	331,903
GE Capital Commercial Mortgage Corp., Ser 2003-C2, Class A4, 5.145%, 07/10/2037	163,477	166,492	—	—	163,477	166,492
GMAC Commercial Mortgage Securities, Inc., Ser 1998-C1, Class F, 7.109%, 05/15/2030(A)	—	—	3,229,711	3,271,278	3,229,711	3,271,278
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C1, Class A2, 4.079%, 05/10/2036	212,408	214,514	—	—	212,408	214,514
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Class A2, 5.640%, 05/10/2040(A)	235,000	242,353	—	—	235,000	242,353
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Class A4, 4.547%, 12/10/2041	—	—	166,034	166,071	166,034	166,071
Greenwich Capital Commercial Funding Corp., Ser 2002-C1, Class J, 144a, 6.306%, 01/11/2035(A)	—	—	2,185,000	2,184,626	2,185,000	2,184,626
Greenwich Capital Commercial Funding Corp., Ser 2003-C2, Class A3, 4.533%, 01/05/2036	—	—	440,116	440,240	440,116	440,240
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Class A7, 5.317%, 06/10/2036(A)	210,000	221,728	—	—	210,000	221,728
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2002-C3, Class B, 5.146%, 07/12/2035(A)	—	—	2,750,000	2,749,918	2,750,000	2,749,918
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-CB6, Class A2, 5.255%, 07/12/2037(A)	319,256	327,012	—	—	319,256	327,012

22

JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-PM1A, Class A3, 5.169%, 08/12/2040(A)	—	—	591,923	592,016	591,923	592,016
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-LN2, Class A1, 4.475%, 07/15/2041	—	—	414,343	415,963	414,343	415,963
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-CB12, Class A3A2, 4.928%, 09/12/2037	—	—	1,446,863	1,487,963	1,446,863	1,487,963
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP2, Class A3A, 4.678%, 07/15/2042	—	—	257,397	261,040	257,397	261,040
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP3, Class A3, 4.959%, 08/15/2042	76,969	77,995	—	—	76,969	77,995
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Class A3A2, 4.903%, 10/15/2042	—	—	2,475,000	2,473,884	2,475,000	2,473,884
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2007-CB18, Class A4, 5.440%, 06/12/2047	805,000	927,193	—	—	805,000	927,193
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Class A2, 5.840%, 07/15/2044(A)	—	—	280,444	280,918	280,444	280,918
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Class A3, 4.254%, 07/15/2027††	32,155	32,546	—	—	32,155	32,546
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Class A3, 4.559%, 09/15/2027(A)††	173,631	173,746	—	—	173,631	173,746
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Class A3, 4.830%, 06/15/2013††	—	—	876,408	885,416	876,408	885,416
LB-UBS Commercial Mortgage Trust, Ser 2004-C2, Class A4, 4.367%, 03/15/2036††	—	—	559,000	584,141	559,000	584,141
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Class A2, 5.103%, 11/15/2030††	—	—	391,466	392,255	391,466	392,255
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Class AAB, 5.170%, 11/15/2030††	—	—	314,667	329,168	314,667	329,168
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Class A4, 5.156%, 02/15/2031††	715,000	801,775	—	—	715,000	801,775
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Class AM, 5.217%, 02/15/2031(A)††	280,000	308,827	—	—	280,000	308,827

23

Merrill Lynch Floating Trust, Ser 2008-LAQA, Class A2, 144a, 0.766%, 07/09/2021(A)	—	—	4,500,000	4,242,208	4,500,000	4,242,208
Merrill Lynch Mortgage Investors, Inc., Ser 1998-C1, Class A3, 6.720%, 11/15/2026(A)	182,266	201,598	—	—	182,266	201,598
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Class A3, 4.893%, 11/12/2035	—	—	48,558	48,860	48,558	48,860
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-2, Class A2, 5.878%, 06/12/2046(A)	—	—	305,140	308,831	305,140	308,831
Morgan Stanley Capital I, Ser 2004-IQ7, Class A4, 5.532%, 06/15/2038(A)	335,000	353,996	—	—	335,000	353,996
Morgan Stanley Capital I, Ser 2007-IQ15, Class A2, 6.036%, 06/11/2049(A)	—	—	3,586,961	3,646,149	3,586,961	3,646,149
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Class A4, 6.390%, 07/15/2033	—	—	85,910	85,891	85,910	85,891
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Class B, 5.040%, 03/12/2035	—	—	4,160,000	4,202,174	4,160,000	4,202,174
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Class C, 5.150%, 03/12/2035	—	—	3,000,000	3,037,566	3,000,000	3,037,566
PNC Mortgage Acceptance Corp., Ser 2001-C1, Class F, 144a, 7.356%, 03/12/2034(A)	—	—	3,474,000	3,530,320	3,474,000	3,530,320
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Class A2, 4.493%, 02/11/2036	—	—	705,000	711,457	705,000	711,457
TIAA Retail Commercial Trust, Ser 2001-C1A, Class H, 144a, 5.770%, 06/19/2033	—	—	5,000,000	5,223,360	5,000,000	5,223,360
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C3, Class A2, 4.867%, 02/15/2035	181,393	182,606	—	—	181,393	182,606
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Class A4, 5.012%, 12/15/2035(A)	—	—	1,497,423	1,556,162	1,497,423	1,556,162
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Class A4, 5.030%, 01/15/2041	—	—	1,223,944	1,232,377	1,223,944	1,232,377
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Class APB, 5.037%, 03/15/2042	—	—	2,121,173	2,156,190	2,121,173	2,156,190
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Class A7, 5.118%, 07/15/2042(A)	450,000	499,935	—	—	450,000	499,935
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Class APB, 5.090%, 07/15/2042(A)	—	—	1,033,621	1,046,644	1,033,621	1,046,644
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Class A4, 5.413%, 10/15/2044(A)	325,979	365,209	—	—	325,979	365,209
Commercial Mortgage-Backed Securities Total		10,565,489		93,620,374		104,185,863

24

U.S. Government Mortgage-Backed Obligations - 14.3%
FHLMC, Pool #1B1580, 3.057%, 03/01/2034(A)	—	—	626,097	672,421	626,097	672,421
FHLMC, Pool #1B2629, 2.561%, 11/01/2034(A)	—	—	311,736	333,380	311,736	333,380
FHLMC, Pool #1B7189, 3.485%, 03/01/2036(A)	—	—	1,185,614	1,275,487	1,185,614	1,275,487
FHLMC, Pool #1G1471, 2.556%, 01/01/2037(A)	—	—	447,577	479,993	447,577	479,993
FHLMC, Pool #1H1354, 5.867%, 11/01/2036(A)	—	—	2,730,065	2,937,132	2,730,065	2,937,132
FHLMC, Pool #1H2524, 2.375%, 08/01/2035(A)	—	—	248,015	265,487	248,015	265,487
FHLMC, Pool #1J1813, 3.050%, 08/01/2037(A)	—	—	767,827	827,247	767,827	827,247
FHLMC, Pool #1K1238, 2.375%, 07/01/2036(A)	—	—	694,140	740,962	694,140	740,962
FHLMC, Pool #1L0087, 2.375%, 06/01/2035(A)	—	—	479,485	515,407	479,485	515,407
FHLMC, Pool #1L0147, 2.415%, 07/01/2035(A)	—	—	916,761	979,302	916,761	979,302
FHLMC, Pool #1L1288, 2.375%, 05/01/2036(A)	—	—	621,477	667,721	621,477	667,721
FHLMC, Pool #1Q0080, 2.705%, 01/01/2036(A)	—	—	588,757	628,847	588,757	628,847
FHLMC, Pool #1Q0119, 2.953%, 09/01/2036(A)	—	—	1,121,753	1,207,941	1,121,753	1,207,941
FHLMC, Pool #1Q0187, 2.687%, 12/01/2036(A)	—	—	1,858,026	1,996,509	1,858,026	1,996,509
FHLMC, Pool #1Q0339, 2.906%, 04/01/2037(A)	—	—	1,001,458	1,078,628	1,001,458	1,078,628
FHLMC, Pool #1Q0669, 2.866%, 11/01/2037(A)	—	—	462,759	496,581	462,759	496,581
FHLMC, Pool #1Q1303, 5.543%, 11/01/2036(A)	—	—	2,165,666	2,343,679	2,165,666	2,343,679
FHLMC, Pool #781515, 2.375%, 04/01/2034(A)	—	—	1,820,078	1,941,815	1,820,078	1,941,815
FHLMC, Pool #782760, 6.045%, 11/01/2036(A)	—	—	1,059,321	1,139,522	1,059,321	1,139,522
FHLMC, Pool #847795, 2.408%, 04/01/2035(A)	—	—	551,273	584,240	551,273	584,240
FHLMC, Pool #848088, 2.370%, 04/01/2035(A)	—	—	405,652	434,678	405,652	434,678
FHLMC, Pool #848539, 5.236%, 04/01/2037(A)	—	—	2,306,984	2,489,463	2,306,984	2,489,463
FHLMC, Pool #848583, 2.417%, 01/01/2036(A)	—	—	3,003,642	3,204,630	3,003,642	3,204,630

25

FHLMC, Pool #A92646, 5.500%, 06/01/2040	—	—	47,028	52,675	47,028	52,675
FHLMC, Pool #C03505, 5.500%, 06/01/2040	—	—	58,968	64,391	58,968	64,391
FHLMC, Pool #C66916, 7.000%, 05/01/2032	79,732	93,697	—	—	79,732	93,697
FHLMC, Pool #D94598, 6.500%, 04/01/2021	50,106	56,010	—	—	50,106	56,010
FHLMC, Pool #G01840, 5.000%, 07/01/2035	248,296	269,833	—	—	248,296	269,833
FHLMC, Pool #G11072, 7.500%, 12/01/2015	—	—	55,096	58,643	55,096	58,643
FHLMC, Pool #G11769, 5.000%, 10/01/2020	—	—	3,652,764	3,934,129	3,652,764	3,934,129
FHLMC, Pool #G11773, 5.000%, 10/01/2020	—	—	2,372,022	2,554,595	2,372,022	2,554,595
FHLMC, Pool #G30085, 7.500%, 10/01/2017	54,135	59,737	—	—	54,135	59,737
FHLMC, Pool #J10895, 4.000%, 10/01/2019	—	—	1,084,148	1,155,538	1,084,148	1,155,538
FNMA, Pool #254868, 5.000%, 09/01/2033	—	—	743,307	816,891	743,307	816,891
FNMA, Pool #256272, 5.500%, 06/01/2026	389,523	429,106	—	—	389,523	429,106
FNMA, Pool #323441, 7.000%, 12/01/2013	2,719	2,733	—	—	2,719	2,733
FNMA, Pool #323832, 7.500%, 07/01/2029	83,244	100,758	—	—	83,244	100,758
FNMA, Pool #334593, 7.000%, 05/01/2024	5,297	6,215	—	—	5,297	6,215
FNMA, Pool #519992, 7.000%, 10/01/2014	—	—	20,154	21,029	20,154	21,029
FNMA, Pool #534851, 7.500%, 04/01/2015	—	—	15,534	16,377	15,534	16,377
FNMA, Pool #535219, 7.500%, 03/01/2015	—	—	21,465	22,502	21,465	22,502
FNMA, Pool #546474, 7.000%, 01/01/2015	44,090	44,334	—	—	44,090	44,334
FNMA, Pool #555380, 2.763%, 04/01/2033(A)	—	—	467,033	499,036	467,033	499,036
FNMA, Pool #555646, 7.500%, 09/01/2016	—	—	109,842	116,443	109,842	116,443
FNMA, Pool #665773, 7.500%, 06/01/2031	144,552	173,214	—	—	144,552	173,214
FNMA, Pool #679742, 2.843%, 01/01/2040(A)	—	—	591,940	635,154	591,940	635,154
FNMA, Pool #681842, 2.250%, 02/01/2033(A)	—	—	163,026	173,432	163,026	173,432
FNMA, Pool #681898, 2.250%, 04/01/2033(A)	—	—	493,924	526,318	493,924	526,318
FNMA, Pool #725245, 2.280%, 02/01/2034(A)	—	—	554,280	590,416	554,280	590,416

26

FNMA, Pool #725490, 2.755%, 04/01/2034(A)	—	—	2,725,211	2,909,098	2,725,211	2,909,098
FNMA, Pool #735439, 6.000%, 09/01/2019	—	—	972,557	1,052,449	972,557	1,052,449
FNMA, Pool #735484, 5.000%, 05/01/2035	159,973	175,291	—	—	159,973	175,291
FNMA, Pool #735539, 2.369%, 04/01/2035(A)	—	—	316,061	336,751	316,061	336,751
FNMA, Pool #735893, 5.000%, 10/01/2035	410,734	450,099	—	—	410,734	450,099
FNMA, Pool #743207, 2.357%, 10/01/2033(A)	—	—	222,326	237,067	222,326	237,067
FNMA, Pool #745467, 5.508%, 04/01/2036(A)	—	—	225,203	242,193	225,203	242,193
FNMA, Pool #745790, 4.403%, 08/01/2036(A)	—	—	487,674	520,772	487,674	520,772
FNMA, Pool #761411, 4.500%, 05/01/2019	—	—	2,591,667	2,804,843	2,591,667	2,804,843
FNMA, Pool #784365, 2.300%, 05/01/2034(A)	—	—	300,656	319,489	300,656	319,489
FNMA, Pool #791978, 2.267%, 09/01/2034(A)	—	—	726,670	777,066	726,670	777,066
FNMA, Pool #804001, 2.310%, 10/01/2034(A)	—	—	215,466	229,825	215,466	229,825
FNMA, Pool #806765, 2.311%, 11/01/2034(A)	—	—	431,697	460,835	431,697	460,835
FNMA, Pool #809897, 2.741%, 03/01/2035(A)	—	—	169,126	181,084	169,126	181,084
FNMA, Pool #810896, 2.274%, 01/01/2035(A)	—	—	835,747	892,518	835,747	892,518
FNMA, Pool #813170, 2.575%, 01/01/2035(A)	—	—	418,772	446,682	418,772	446,682
FNMA, Pool #813714, 2.080%, 01/01/2035(A)	—	—	748,085	793,218	748,085	793,218
FNMA, Pool #813844, 2.293%, 01/01/2035(A)	—	—	3,545,038	3,767,743	3,545,038	3,767,743
FNMA, Pool #820364, 2.275%, 04/01/2035(A)	—	—	537,391	574,725	537,391	574,725
FNMA, Pool #825395, 2.347%, 07/01/2035(A)	—	—	2,391,051	2,554,291	2,391,051	2,554,291
FNMA, Pool #827787, 2.300%, 05/01/2035(A)	—	—	1,588,387	1,691,111	1,588,387	1,691,111
FNMA, Pool #828480, 2.855%, 06/01/2035(A)	—	—	244,160	262,195	244,160	262,195
FNMA, Pool #839239, 3.593%, 09/01/2035(A)	—	—	930,348	994,994	930,348	994,994
FNMA, Pool #888179, 2.792%, 02/01/2037(A)	—	—	263,572	283,292	263,572	283,292
FNMA, Pool #888548, 2.358%, 05/01/2035(A)	—	—	162,315	173,060	162,315	173,060
FNMA, Pool #889060, 6.000%, 01/01/2038	—	—	608,311	683,739	608,311	683,739

27

FNMA, Pool #889061, 6.000%, 01/01/2038	—	—	492,986	556,117	492,986	556,117
FNMA, Pool #889382, 5.500%, 04/01/2038	—	—	29,700	33,822	29,700	33,822
FNMA, Pool #922674, 2.898%, 04/01/2036(A)	—	—	1,358,146	1,464,456	1,358,146	1,464,456
FNMA, Pool #931676, 5.500%, 01/01/2019	—	—	1,710,272	1,869,961	1,710,272	1,869,961
FNMA, Pool #950385, 1.706%, 08/01/2037(A)	—	—	292,143	315,388	292,143	315,388
FNMA, Pool #960376, 5.500%, 12/01/2037	484,069	530,839	—	—	484,069	530,839
FNMA, Pool #995284, 5.500%, 03/01/2020	—	—	560,382	607,801	560,382	607,801
FNMA, Pool #AA1150, 4.000%, 04/01/2023	—	—	2,457,500	2,620,515	2,457,500	2,620,515
FNMA, Pool #AB1827, 3.500%, 11/01/2020	—	—	629,512	670,289	629,512	670,289
FNMA, Pool #AB1981, 3.500%, 12/01/2020	—	—	1,314,669	1,403,116	1,314,669	1,403,116
FNMA, Pool #AD0941, 5.500%, 04/01/2040	—	—	24,652	28,228	24,652	28,228
FNMA, Pool #AE0363, 5.000%, 07/01/2037	360,286	394,220	—	—	360,286	394,220
FNMA, Pool #AE0727, 4.000%, 10/01/2020	—	—	2,146,597	2,285,063	2,146,597	2,285,063
FNMA, Pool #AE5441, 5.000%, 10/01/2040	—	—	415,912	471,968	415,912	471,968
FNMA, Pool #AI3780, 3.500%, 08/01/2020	—	—	1,411,347	1,502,770	1,411,347	1,502,770
FNMA, Pool #AI6588, 4.000%, 07/01/2026	—	—	587,872	629,154	587,872	629,154
FNMA, Pool #AI8506, 4.000%, 08/01/2026	—	—	512,995	549,020	512,995	549,020
FNMA, Pool #AL0211, 5.000%, 04/01/2041	—	—	550,698	624,919	550,698	624,919
FNMA, Pool #AL0302, 5.000%, 04/01/2024	177,286	192,621	—	—	177,286	192,621
FNMA, Pool #AL0478, 2.697%, 04/01/2036(A)	—	—	2,886,798	3,082,257	2,886,798	3,082,257
FNMA, Pool #AL0543, 5.000%, 07/01/2041	—	—	1,146,769	1,269,074	1,146,769	1,269,074
FNMA, Pool #MA0174, 4.000%, 09/01/2019	—	—	1,555,281	1,664,011	1,555,281	1,664,011
FNMA, Pool #MA0464, 3.500%, 06/01/2020	—	—	876,862	933,663	876,862	933,663
FNMA, Pool #MA0629, 3.500%, 01/01/2021	—	—	999,652	1,067,535	999,652	1,067,535
FNMA, Pool #MA0740, 3.500%, 05/01/2021	—	—	4,216,273	4,497,949	4,216,273	4,497,949
GNMA, Pool #2707, 5.500%, 01/20/2014	750	813	—	—	750	813

28

GNMA, Pool #2802, 5.500%, 07/20/2014	863	866	—	—	863	866
GNMA, Pool #2843, 5.500%, 11/20/2014	12,261	13,291	—	—	12,261	13,291
GNMA, Pool #344233, 8.000%, 02/15/2023	37,208	44,035	—	—	37,208	44,035
GNMA, Pool #345123, 8.000%, 12/15/2023	90,017	107,995	—	—	90,017	107,995
GNMA, Pool #462486, 6.500%, 01/15/2013	680	697	—	—	680	697
GNMA, Pool #569337, 6.500%, 04/15/2022	16,780	19,221	—	—	16,780	19,221
GNMA, Pool #578189, 6.000%, 02/15/2032	43,945	50,254	—	—	43,945	50,254
GNMA, Pool #780322, 8.000%, 11/15/2022	44,055	47,868	—	—	44,055	47,868
GNMA, Pool #780327, 8.000%, 11/15/2017	13,800	14,824	—	—	13,800	14,824
GNMA, Pool #80826, 1.625%, 02/20/2034(A)	—	—	1,064,719	1,108,633	1,064,719	1,108,633
GNMA, Pool #80889, 1.750%, 04/20/2034(A)	—	—	646,755	673,269	646,755	673,269
GNMA, Pool #81016, 1.625%, 08/20/2034(A)	—	—	951,576	984,560	951,576	984,560
GNMA, Pool #814, 8.000%, 08/20/2017	31,820	35,128	—	—	31,820	35,128
GNMA, Pool #8426, 3.000%, 11/20/2018(A)	7,573	7,937	—	—	7,573	7,937
GNMA, Pool #894160, 2.118%, 06/20/2061(A)	166,705	173,790	—	—	166,705	173,790
U.S. Government Mortgage-Backed Obligations Total		3,495,426		92,581,219		96,076,645

Commercial Paper - 7.9%
AGL CAP Corp, 0.380%, 10/03/2012	—	—	3,000,000	2,999,937	3,000,000	2,999,937
American WTR CAP Corp, 0.420%, 10/24/2012	—	—	4,747,000	4,745,726	4,747,000	4,745,726
Daimler North America Corp, 0.742%, 03/04/2013	—	—	3,000,000	2,991,025	3,000,000	2,991,025
DCP Midstream LLC, 0.470%, 10/18/2012	—	—	5,600,000	5,598,757	5,600,000	5,598,757
Duke Energy Corp. 0.521%, 10/01/2012, 144a	—	—	4,500,000	4,500,000	4,500,000	4,500,000
Enbridge Energy Partners LP, 0.000%, 10/05/2012	—	—	5,000,000	4,999,778	5,000,000	4,999,778
Kansas City PWR & LT Co, 0.450%, 11/19/2012	—	—	5,000,000	4,996,938	5,000,000	4,996,938
Northeast Utils, 0.410%, 10/04/2012	—	—	5,300,000	5,299,819	5,300,000	5,299,819

29

Oge Energy Corp, 0.000%, 10/09/2012	—	—	5,000,000	4,999,556	5,000,000	4,999,556
Weatherford International LTD, 0.605%, 10/16/2012	—	—	5,000,000	4,999,000	5,000,000	4,999,000
XSTRATA FINANCE CANADA LTD, 0.864%, 03/18/2013	—	—	7,000,000	6,976,094	7,000,000	6,976,094
Commercial Paper Total				53,106,630		53,106,630

Agency Collateralized Mortgage Obligations - 3.7%
FHLMC Reference REMIC, Ser-R004, Class VG, 6.000%, 08/15/2021	—	—	1,653,097	1,690,376	1,653,097	1,690,376
FHLMC REMIC, Ser-2571, Class FN, 0.871%, 08/15/2032(A)	—	—	359,915	360,497	359,915	360,497
FHLMC REMIC, Ser-2575, Class LM, 4.500%, 05/15/2032	—	—	71,252	71,865	71,252	71,865
FHLMC REMIC, Ser-2639, Class JE, 5.000%, 01/15/2032	—	—	429,342	434,938	429,342	434,938
FHLMC REMIC, Ser-2770, Class FH, 0.621%, 03/15/2034(A)	—	—	1,396,304	1,401,895	1,396,304	1,401,895
FHLMC REMIC, Ser-2904, Class CA, 5.000%, 04/15/2019	—	—	287,398	295,364	287,398	295,364
FHLMC REMIC, Ser-2977, Class NY, 5.500%, 05/15/2033	—	—	541,269	555,324	541,269	555,324
FHLMC REMIC, Ser-3104, Class BA, 5.500%, 06/15/2024	—	—	270,710	277,433	270,710	277,433
FHLMC REMIC, Ser-3010, Class WA, 4.500%, 03/15/2019	—	—	821,964	837,523	821,964	837,523
FHLMC REMIC, Ser-3414, Class MB, 4.250%, 12/15/2019	—	—	915,745	967,319	915,745	967,319
FHLMC REMICS, Ser-2510, Class TA, 4.000%, 06/15/2032	190,750	204,586	—	—	190,750	204,586
FHLMC REMICS, Ser-2778, Class BR, 5.000%, 06/15/2033	—	—	1,488,000	1,550,548	1,488,000	1,550,548
FNMA Prepayment Link Note, Ser 2005-4, Class 1, 4.650%, 12/25/2012	—	—	739,207	745,132	739,207	745,132
FNMA REMIC, Ser 2011-52, Class AH, 2.750%, 10/25/2018	—	—	944,847	976,954	944,847	976,954
FNMA REMICS, Ser 2003-119, Class PU, 4.000%, 11/25/2033	310,094	325,460	587,935	617,070	898,029	942,530

30

FNMA REMICS, Ser 2003-129, Class PW, 4.500%, 07/25/2033	—	—	20,639	20,642	20,639	20,642
FNMA REMICS, Ser 2003-19, Class ME, 4.000%, 01/25/2033	149,019	154,846	—	—	149,019	154,846
FNMA REMICS, Ser 2003-33, Class AM, 4.250%, 05/25/2033	—	—	278,069	307,946	278,069	307,946
FNMA REMICS, Ser 2003-42, Class CA, 4.000%, 05/25/2033	277,411	303,489	—	—	277,411	303,489
FNMA REMICS, Ser 2003-66, Class AP, 3.500%, 11/25/2032	72,408	74,715	—	—	72,408	74,715
FNMA REMICS, Ser 2003-81, Class FE, 0.717%, 09/25/2033(A)	—	—	1,499,317	1,508,190	1,499,317	1,508,190
FNMA REMICS, Ser 2004-96, Class LF, 1.217%, 12/25/2034(A)	—	—	248,650	248,746	248,650	248,746
FNMA REMICS, Ser 2005-83, Class TJ, 5.000%, 07/25/2031	—	—	605,994	609,017	605,994	609,017
FNMA REMICS, Ser 2005-88, Class PC, 5.000%, 04/25/2031	—	—	1,209,223	1,215,890	1,209,223	1,215,890
FNMA REMICS, Ser 2008-35, Class IO, 4.500%, 04/25/2023	—	—	1,051,851	66,985	1,051,851	66,985
FNMA REMICS, Ser 2009-80, Class EJ, 4.500%, 03/25/2027	—	—	3,779,257	3,884,521	3,779,257	3,884,521
FNMA REMICS, Ser 2010-54, Class NA, 4.500%, 10/25/2039	—	—	1,229,858	1,263,261	1,229,858	1,263,261
GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/2032	385,604	428,574	—	—	385,604	428,574
GNMA, Ser 2004-12, Class BA, 4.807%, 08/16/2032	80,303	81,568	—	—	80,303	81,568
GNMA, Ser 2004-78, Class C, 4.658%, 04/16/2029	113,162	113,747	—	—	113,162	113,747
GNMA, Ser 2005-76, Class A, 3.963%, 05/16/2030	84,966	86,560	—	—	84,966	86,560
GNMA, Ser 2006-67, Class A, 3.947%, 11/16/2030	—	—	248,499	249,714	248,499	249,714
GNMA, Ser 2010-18, Class A, 3.100%, 12/16/2050	—	—	1,551,871	1,626,086	1,551,871	1,626,086
GNMA, Ser 2011-161, Class A, 1.738%, 01/16/2034	415,687	423,727	—	—	415,687	423,727
GNMA, Ser 2012-27, Class A, 1.614%, 07/16/2039	360,406	367,654	—	—	360,406	367,654
NCUA Guaranteed Notes, Ser 2010-C1, Class A1, 1.600%, 10/29/2020	339,623	345,567	—	—	339,623	345,567
Agency Collateralized Mortgage Obligations Total		2,910,493		21,783,236		24,693,729

31

U.S. Government Agency Obligations - 3.2%
Federal Farm Credit Banks, 2.625%, 04/17/2014	—	—	1,500,000	1,554,312	1,500,000	1,554,312
FHLB, 1.375%, 05/28/2014	—	—	1,750,000	1,784,620	1,750,000	1,784,620
FHLB, 2.375%, 03/14/2014	—	—	2,000,000	2,061,694	2,000,000	2,061,694
FHLB, 2.500%, 06/13/2014	—	—	1,500,000	1,556,894	1,500,000	1,556,894
FHLB, 3.125%, 12/13/2013	—	—	1,825,000	1,888,349	1,825,000	1,888,349
FHLMC, 1.000%, 07/30/2014	—	—	1,000,000	1,012,950	1,000,000	1,012,950
FHLMC, 1.375%, 02/25/2014	—	—	1,500,000	1,523,547	1,500,000	1,523,547
FHLMC, 2.175%, 02/19/2014	—	—	1,500,000	1,539,861	1,500,000	1,539,861
FHLMC, 2.250%, 01/23/2017	—	—	1,800,000	1,846,456	1,800,000	1,846,456
Overseas Private Investment Corp., 0.000%, 11/18/2013	—	—	2,000,000	2,024,200	2,000,000	2,024,200
Overseas Private Investment Corp., 0.160%, 03/15/2017(A)	—	—	3,150,000	3,150,000	3,150,000	3,150,000
Small Business Administration Participation Certificates, 5.800%, 12/01/2018	123,423	134,393	—	—	123,423	134,393
Small Business Administration Participation Certificates, 6.070%, 03/01/2022	101,994	114,082	—	—	101,994	114,082
Small Business Administration Participation Certificates, 6.140%, 01/01/2022	120,347	134,290	—	—	120,347	134,290
Small Business Administration Participation Certificates, Ser 2008-10B, Class 1, 4.580%, 03/01/2018	119,851	127,776	—	—	119,851	127,776
Small Business Administration Pools, 503795, 0.750%, 06/25/2022(A)	211,999	212,853	—	—	211,999	212,853
Small Business Administration Pools, 506207, 1.000%, 11/25/2014(A)	160,160	160,011	—	—	160,160	160,011
Small Business Administration Pools, 507442, 3.625%, 05/25/2016(A)	116,157	119,328	—	—	116,157	119,328
Small Business Administration Pools, 507682, 0.650%, 01/25/2026(A)	365,949	366,661	—	—	365,949	366,661

32

Small Business Administration Pools, 508374, 0.750%, 04/25/2028(A)	262,109	263,590	—	—	262,109	263,590
United States Small Business Administration, 4.504%, 02/01/2014	191,018	196,342	—	—	191,018	196,342
U.S. Government Agency Obligations Total		1,829,326		19,942,883		21,772,209

Municipal Bonds - 3.1%

California - 0.0%
Southern California Public Power Authority, 3.326%, 07/01/2014	180,000	185,920	—	—	180,000	185,920

Connecticut - 0.1%
State of Connecticut, Ser A, UTGO, 1.100%, 05/15/2018(A)	425,000	430,708	—	—	425,000	430,708

District of Columbia - 0.0%
District of Columbia, Ser 2010, UTGO, 2.585%, 06/01/2013	210,000	212,871	—	—	210,000	212,871

Indiana - 0.8%
Indiana St Financial Authority EDR, Amt Republic Svcs Inc Proj A, 0.650%, 05/01/2034(A)	—	—	5,000,000	5,000,000	5,000,000	5,000,000

Louisiana - 0.2%
LA Local Government Environmental Facilities & CDA, Series 2010-ELL, Tranche A-1, 1.110%, 02/01/2016	—	—	377,552	378,338	377,552	378,338
Louisiana Local Government Environmental Facilities & Community Development Authority, Ser 2010-EGSL, Class A1, 1.520%, 02/01/2018	744,686	753,787	—	—	744,686	753,787
		753,787		378,338	—	1,132,125
Michigan - 0.0%
Michigan State Strategic Fund, Waste Management, Inc. Project, 3.200%, 08/01/2027(A)	300,000	306,101	—	—	300,000	306,101

33

New Mexico - 0.1%
NM Edl Asst Foundation Rev (Gtd St Lns), 1.023%, 12/01/2028(A)	—	—	850,000	850,144	850,000	850,144

New York - 0.5%
NY Environmental Facilities Corp, Waste Mgmt Inc, 0.650%, 05/01/2030	—	—	3,000,000	3,000,000	3,000,000	3,000,000

Ohio - 0.2%
Medina Co OH IDR (Mack Inds), (LOC: JP Morgan Chase Bank), 0.340%, 07/01/2016(A)	—	—	1,510,000	1,510,000	1,510,000	1,510,000

South Carolina - 0.8%
SC Public Svc Auth, Ser A, 0.731%, 07/01/2013(A)	—	—	5,000,000	5,002,950	5,000,000	5,002,950

Texas - 0.5%
North TX Tollway Auth Rev, 2.441%, 09/01/2013	—	—	2,250,000	2,281,342	2,250,000	2,281,342
Texas St, Amt Ref College Student Ln B, 5.000%, 08/01/2014	—	—	625,000	673,956	625,000	673,956
		—		2,955,298	—	2,955,298

Municipal Bonds Total		1,889,387		18,696,730		20,586,117

Non-Agency Collateralized Mortgage Obligations - 2.9%
American Home Mortgage Investment Trust, Ser 2005-2, Class 5A3, 5.077%, 09/25/2035(B)	—	—	520,327	529,963	520,327	529,963
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-1, Class 13A3, 3.031%, 04/25/2034(A)††	—	—	947,350	927,893	947,350	927,893
Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 01/25/2034(B)††	—	—	577,035	600,424	577,035	600,424
Chase Mortgage Finance Corp., Ser 2003-S12, Class 2A1, 5.000%, 12/25/2018	414,256	422,407	—	—	414,256	422,407
CitiCorp Mortgage Securities, Inc., Ser 2003-10, Class A2, 4.500%, 11/25/2018	—	—	12,278	12,260	12,278	12,260
Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 04/01/2029	293,952	297,054	—	—	293,952	297,054

34

Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J4, Class 1A2, 4.750%, 06/25/2033	—	—	26,540	26,528	26,540	26,528
Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-3, Class 3A30, 5.500%, 07/25/2035	—	—	172,635	173,270	172,635	173,270
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Class 2A, 144a, 3.250%, 04/25/2038	891,545	928,322	681,969	710,100	1,573,514	1,638,422
FDIC Structured Sale Guaranteed Notes, Ser 2010-S3, Class A, 144a, 2.740%, 12/03/2020	278,146	286,866	—	—	278,146	286,866
GSR Mortgage Loan Trust, Ser 2003-7F, Class 1A3, 5.250%, 06/25/2033	158,599	158,780	—	—	158,599	158,780
JP Morgan Alternative Loan Trust, Ser 2006-S2, Class A2, 5.810%, 05/25/2036(B)	—	—	109,909	109,782	109,909	109,782
JP Morgan Alternative Loan Trust, Ser 2006-S3, Class A2A, 5.870%, 08/25/2036(B)	—	—	33,687	33,578	33,687	33,578
JP Morgan Mortgage Trust, Ser 2005-A2, Class 5A1, 4.281%, 04/25/2035(A)	—	—	143,376	146,137	143,376	146,137
JP Morgan Mortgage Trust, Ser 2005-A3, Class 11A1, 4.471%, 06/25/2035(A)	—	—	468,337	474,110	468,337	474,110
JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.551%, 06/25/2036(A)	—	—	460,384	448,349	460,384	448,349
Merrill Lynch Mortgage Investors, Inc., Ser 2003-A1, Class 2A, 2.672%, 12/25/2032(A)	—	—	52,285	54,124	52,285	54,124
MLCC Mortgage Investors, Inc., Ser 2004-1, Class 1A, 2.502%, 12/25/2034(A)	—	—	686,012	677,260	686,012	677,260
PHH Mortgage Capital LLC, Ser 2008-CIM2, Class 5A1, 6.000%, 07/25/2038	—	—	929,488	1,005,012	929,488	1,005,012
Provident Funding Mortgage Loan Trust, Ser 2005-2, Class 2A1A, 2.941%, 10/25/2035(A)	—	—	866,992	858,977	866,992	858,977
Residential Accredit Loans, Inc., Ser 2003-QS10, Class A7, 5.500%, 05/25/2033	—	—	517,222	541,310	517,222	541,310
Residential Asset Securitization Trust, Ser 2003-A8, Class A1, 3.750%, 10/25/2018	—	—	1,246,224	1,269,298	1,246,224	1,269,298
RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.289%, 02/25/2037(A)	—	—	1,979,663	1,627,386	1,979,663	1,627,386
Springleaf Mortgage Loan Trust, Ser 2012-2A, Class A, 144a, 2.220%, 10/25/2057(A)	—	—	4,337,094	4,356,069	4,337,094	4,356,069

35

Wells Fargo Mortgage Backed Securities Trust, Ser 2003-11, Class 1A11, 4.750%, 10/25/2018	—	—	5,872	5,865	5,872	5,865
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-13, Class A5, 4.500%, 11/25/2018	—	—	259,826	261,575	259,826	261,575
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 4.100%, 06/25/2033(A)	—	—	562,188	570,544	562,188	570,544
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 4.681%, 12/25/2033(A)	—	—	1,605,492	1,646,871	1,605,492	1,646,871
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-3, Class A1, 4.750%, 04/25/2019	—	—	473,871	481,265	473,871	481,265
Non-Agency Collateralized Mortgage Obligations Total		2,093,429		17,547,950		19,641,379

U.S. Treasury Obligations - 1.9%
U.S. Treasury Bill, 0.048%, 10/11/2012(C)	2,500,000	2,499,965	—	—	2,500,000	2,499,965
U.S. Treasury Bill, 0.069%, 11/08/2012(C)	2,500,000	2,499,808	—	—	2,500,000	2,499,808
U.S. Treasury Note, 1.500%, 06/30/2016	1,725,000	1,793,731	—	—	1,725,000	1,793,731
U.S. Treasury Note, 1.750%, 07/31/2015	700,000	728,438	—	—	700,000	728,438
U.S. Treasury Note, 2.625%, 07/31/2014	—	—	3,000,000	3,130,548	3,000,000	3,130,548
U.S. Treasury Note, 2.750%, 11/30/2016	1,700,000	1,858,312	—	—	1,700,000	1,858,312
U.S. Treasury Note, 4.250%, 11/15/2014	525,000	569,215	—	—	525,000	569,215
U.S. Treasury Obligations Total		9,949,469		3,130,548		13,080,017

Investment Fund - 7.0%
Touchstone Institutional Money Market Fund^	13,587,181	13,587,181	33,758,248	33,758,248	47,345,429	47,345,429
Investment Funds Total		13,587,181	33,758,248	33,758,248	47,345,429	47,345,429

Total Investment Securities - 98.1% (Cost $658,380,665)		$93,371,866		$567,552,149		$660,924,015

Other Assets in Excess of Liabilities - 1.9%		(1,155,902)		14,073,279		12,917,377

Net Assets - 100.0%		$92,215,964		$581,625,428		$673,841,392

36

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

(A) — Variable rate security - the rate reflected is the rate in effect as of September 30, 2012.

(B) — Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at September 30, 2012.

(C) — Rate reflects yield at the time of purchase.

± Fair valued security by Fund’s Investment Advisor.

†† The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded.  The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

CDA - Community Development Authority

EDR - Economy Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDR - Industrial Development Revenue

LOC - Letter of Credit

LTD - Limited Liability Company

MTN -Medium Term Note

NCUA - National Credit Union Administration

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction that is exempt from Rule 144A of the Securities Act of 1933.

This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $125,832,709 or 18.7% of net assets.  These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

37

TOUCHSTONE FUNDS GROUP TRUST

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS

SEPTEMBER 30, 2012

(UNAUDITED)

DESCRIPTION OF THE FUNDS

The Acquiring Fund, Touchstone Ultra Short Duration Fixed Income Fund, and the Acquired Fund, Touchstone Short Duration Fixed Income Fund are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolios.  The Touchstone Ultra Short Duration Fixed Income Fund, as of September 30, 2012 consists of A Share, C Share, Y Share, Z Share, and Institutional Share classes.  The Touchstone Short Duration Fixed Income Fund, as of September 30, 2012 consists of Y Share and Z Share classes

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Fund and the Acquired Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Fund and the Acquired Funds have been combined as of and for the twelve months ended September 30, 2012. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Funds and the results of operations for pre-combination periods of the Acquiring Funds will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Acquired Fund included in their September 30, 2012 annual reports.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Acquired Fund by the Acquiring Fund had taken place as of October 1, 2012.

PORTFOLIO VALUATION

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

38

CAPITAL SHARES

Touchstone Funds Group Trust — Ultra Short Duration Fixed Income Fund

Class of Shares	Shares of Acquiring Fund Pre- Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Class A	3,580,255	—	3,580,255
Class C	1,204,672	—	1,204,672
Class Y	19,929,705	5,743,071	25,672,776
Class Z	35,425,541	3,902,950	39,328,491
Institutional	700,837	—	700,837

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the Provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.  The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

SUBSEQUENT EVENTS

On May 17, 2013, pursuant to an agreement and plan of reorganization, the assets and liabilities of the Touchstone Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust were transferred to the Touchstone Ultra Short Duration Fixed Income Fund.  The Touchstone Ultra Short Duration Fixed Income Fund is the accounting survivor.

39

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys’ fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.

ITEM 16. EXHIBITS

(1) CHARTER OF THE REGISTRANT

(a)

Registrant’s Agreement and Declaration of Trust dated October 25, 1993 is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the Securities and Exchange Commission (“SEC”) on November 24, 1998.

(b)

Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(c)

Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(d)

Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is herein incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on December 17, 1997.

(e)

Amended and Restated Agreement and Declaration of Trust dated October 8, 1998 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(f)

Certificate and Declaration of Trust dated December 10, 1998 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on January 27, 1999.

(g)

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated March 24, 2004 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 3, 2004.

(h)

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 17, 2006 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(2) BY-LAWS OF THE REGISTRANT

(a)

Amended and Restated By-Laws of the Trust as revised November 18, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on April 14, 2005.

(3) VOTING TRUST AGREEMENT

Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)	Agreement and Plan of Reorganization is incorporated by reference to Exhibit 4(a) of Form N-14 (File Nos. 333-186970 and 811-08104), filed with the SEC on February 28, 2013.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 19, 2007.

(6) INVESTMENT ADVISORY CONTRACTS

(a)

Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to exhibit (d)(1) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(b)

Amendment to Schedule C-1 of the Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(c)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management, LLC with respect to the Touchstone Sands Capital Select Growth Fund dated August 18, 2011 is herein incorporated by reference to Exhibit (d)(2)(b) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(d)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Miller/Howard Investments Inc. with respect to the Touchstone Premium Yield Equity Fund dated May 20, 2008 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 15, 2008.

(e)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Ultra Short Duration Fixed Income Fund dated

February 20, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(f)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Short Duration Fixed Income Fund dated February 19, 2009 is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(g)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America Inc. with respect to the Touchstone Emerging Markets Equity Fund dated May 17, 2012 is herein incorporated by reference to Exhibit (6)(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(h)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Lee Munder Investments, Ltd. with respect to the Touchstone Mid Cap Value Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(i)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Cornerstone Real Estate Advisers LLC with respect to the Touchstone Global Real Estate Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(j)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC with respect to the Touchstone Large Cap Relative Value Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(k)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia with respect to the Touchstone Small Cap Core Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(l)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and The London Company of Virginia with respect to the Touchstone Mid Cap Fund dated December 8, 2011 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(m)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC with respect to the Touchstone Global Equity Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(n)

Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC with respect to the Touchstone Global Equity Fund dated August 18, 2011 is herein incorporated by reference to Exhibit (d)(14)(b) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(o)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz with respect to the Touchstone Market Neutral Equity Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(p)

Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz with respect to the Touchstone Market Neutral Equity Fund dated March 29, 2010 is herein incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(q)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and GAM International Management Limited with respect to the Touchstone International Fixed Income Fund dated October 1, 2010 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(r)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Focused Equity Fund dated December 31, 2009 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on December 28, 2009.

(s)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Deprince, Race & Zollo, Inc. with respect to the Touchstone Small Cap Value Fund dated December 6, 2010 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(t)

Amendment to the Sub-Advisory Agreement between Touchstone Advisors, Inc. and DePrince, Race & Zollo, Inc. with respect to the Touchstone Small Cap Value Fund dated September 10, 2012 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(u)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC with respect to the Touchstone Total Return Bond Fund dated May 19, 2011 is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(v)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Merger Arbitrage Fund dated August 9, 2011 is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 21, 2006.

(b)

Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(8) BONUS OR PROFIT SHARING PLAN

(a)

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2010.

(9) CUSTODIAN AGREEMENTS

(a)

Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated February 25, 2008 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)

Distribution and Shareholder Services Plan for Class A shares is herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(b)

Distribution and Shareholder Services Plan for Class C shares is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(c)	Shareholder Services Plan for Class Z shares is herein incorporated by reference to

Exhibit (m)(3) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(d)

Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)

Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is incorporated by reference to Exhibit 11(a) of Form N-14 (File Nos. 333-186970 and 811-08104), filed with the SEC on February 28, 2013.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)

Form of Opinion of Pepper Hamilton LLP, as to certain tax consequences, is incorporated by reference to Exhibit 12(a) of Form N-14 (File Nos. 333-186970 and 811-08104), filed with the SEC on February 28, 2013.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(b)(1)

Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) dated November 5, 2011 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(b)(2)(i)

Amendment to Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon dated April 16, 2012 is herein incorporated by reference to Exhibit (13)(c) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177599), filed with the SEC on April 25, 2012.

(b)(2)(ii)

Exhibit A to the Sub-Administration and Accounting Services Agreement dated September 6, 2012 is herein incorporated by reference to Exhibit (13)(m) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(c)(1)

Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958

and 811-08104), filed with the SEC on January 30, 2012.

(c)(2)

Amendment to Transfer Agency and Shareholder Services Agreement between Touchstone Advisors, Inc. and BNY Mellon dated April 16, 2012 is herein incorporated by reference to Exhibit (13)(e) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177599), filed with the SEC on April 25, 2012.

(c)(3)

Schedule B to the Transfer Agency and Shareholder Services Agreement dated September 6, 2012 with BNY Mellon is herein incorporated by reference to Exhibit (13)(k) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(d)(1)

State Filing Services Agreement between Registrant and BNY Mellon dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(d)(2)

Schedule A to the State Filing Services Agreement between Registrant and BNY Mellon dated September 6, 2012 is herein incorporated by reference to Exhibit (13)(l) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(e)

Fidelity Bond Allocation Agreement dated April 1, 2011 is herein incorporated by reference to Exhibit (13)(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177599), filed with the SEC on April 25, 2012.

(f)(1)

Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 27, 2012 is herein incorporated by reference to Exhibit (13)(i) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(f)(2)

Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant is herein incorporated by reference to Exhibit (h)(6)(b) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(f)(3)	Form of Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant dated May 17, 2013 is filed herewith.

(g)(1)

Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 27, 2012 with respect to the Sands Capital Select Growth Fund is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(g)(2)	Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone

Advisors, Inc. and the Registrant with respect to the Sands Capital Select Growth Fund is herein incorporated by reference to Exhibit (h)(7)(b) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)	Consent of Ernst & Young LLP is filed herewith.

(15) OMITTED FINANCIAL STATEMENTS

Not Applicable.

(16) POWERS OF ATTORNEY

(a)	Powers of Attorney is filed herewith.

(17) ADDITIONAL EXHIBITS

(a)

SAI for the Touchstone Short Duration Fixed Income Fund and Ultra Short Duration Fixed Income Fund filed with the SEC on January 28, 2013 with Post-Effective Amendment No. 67 (File Nos. 033-70958 and 811-08104) and incorporated herein by reference.

(e)

Audited financial statements included in the Annual Report to Shareholders of Touchstone Funds Group Trust with respect to the Touchstone Short Duration Fixed Income Fund and Ultra Short Duration Fixed Income Fund filed with the SEC on December 5, 2012 and incorporated herein by reference (SEC Accession No. 0001144204-12-066454).

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati, and State of Ohio on the 4th day of April 2013.

Touchstone Strategic Trust

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

	*	Trustee	April 4, 2013
Phillip R. Cox

	*	Trustee	April 4, 2013
Donald C. Siekmann

	*	Trustee	April 4, 2013
H. Jerome Lerner

	*	Trustee	April 4, 2013
John P. Zanotti

	*	Trustee	April 4, 2013
Susan J. Hickenlooper

	*	Trustee and President	April 4, 2013
Jill T. McGruder

	*	Controller, Treasurer and Principal Financial Officer	April 4, 2013
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft		April 4, 2013

(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(13)(f)(3)	Form of Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant dated May 17, 2013.

(14)(a)	Consent of Ernst & Young LLP.

(16)(a)	Power of Attorney.